UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 09255

Wells Fargo Variable Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-643-9691

Date of fiscal year end: December 31, 2010

Date of reporting period: September 30, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE VT DISCOVERY FUND	PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 97.67%

Consumer Discretionary: 18.35%

Auto Components: 1.51%
BorgWarner Incorporated †«	21,700	$1,313,501

Automobiles: 1.30%
Tesla Motors Incorporated †«	46,488	1,133,842

Household Durables: 1.48%
Tempur-Pedic International Incorporated †	24,600	1,294,206

Internet & Catalog Retail: 1.12%
Shutterfly Incorporated †	23,800	980,084

Media: 2.85%
National Cinemedia Incorporated	78,095	1,133,158
Virgin Media Incorporated	55,600	1,353,860

		2,487,018

Specialty Retail: 5.75%
Abercrombie & Fitch Company Class A	8,500	523,260
Dick’s Sporting Goods Incorporated †	44,600	1,492,316
Ross Stores Incorporated	9,600	755,424
Williams-Sonoma Incorporated	35,200	1,083,808
Vitamin Shoppe Incorporated †	30,900	1,156,896

		5,011,704

Textiles, Apparel & Luxury Goods: 4.34%
Deckers Outdoor Corporation †	19,000	1,771,940
Under Armour Incorporated †	8,400	557,844
Vera Bradley Incorporated †«	40,500	1,460,025

		3,789,809

Energy: 8.12%

Energy Equipment & Services: 2.84%
Carbo Ceramics Incorporated	10,700	1,097,071
Oil States International Incorporated †	27,200	1,385,024

		2,482,095

Oil, Gas & Consumable Fuels: 5.28%
Brigham Exploration Company †	61,400	1,550,964
Concho Resources Incorporated †	14,000	995,960
Pioneer Natural Resources Company	17,700	1,164,129
SandRidge Energy Incorporated †	160,400	891,824

		4,602,877

Financials: 2.88%

Capital Markets: 1.78%
Affiliated Managers Group Incorporated †	17,500	1,365,875
LPL Investment Holdings Incorporated †«	7,491	190,421

		1,556,296

1

PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE VT DISCOVERY FUND

Security Name	Shares	Value

Diversified Financial Services: 1.10%
MSCI Incorporated †	31,600	$958,428

Health Care: 16.96%

Biotechnology: 1.92%
Alexion Pharmaceuticals Incorporated †	26,100	1,671,966

Health Care Equipment & Supplies: 1.54%
Alere Incorporated †	36,200	711,330
HeartWare International Incorporated †«	9,800	631,218

		1,342,548

Health Care Providers & Services: 6.80%
AmerisourceBergen Corporation	25,800	961,566
Catalyst Health Solutions Incorporated †	38,400	2,215,296
HealthSpring Incorporated †	43,161	1,573,650
MEDNAX Incorporated †	18,900	1,183,896

		5,934,408

Health Care Technology: 1.24%
athenahealth Incorporated †«	18,100	1,077,855

Life Sciences Tools & Services: 1.26%
Bruker BioSciences Corporation †	81,300	1,099,989

Pharmaceuticals: 4.20%
BioMarin Pharmaceutical Incorporated †	21,600	688,392
Impax Laboratories Incorporated †	49,300	882,963
Pharmasset Incorporated †	25,400	2,092,198

		3,663,553

Industrials: 18.85%

Aerospace & Defense: 5.86%
Embraer SA ADR «	45,700	1,159,409
Transdigm Group Incorporated †	30,300	2,474,601
Triumph Group Incorporated «	30,300	1,476,822

		5,110,832

Machinery: 6.21%
AGCO Corporation †	22,400	774,368
Chart Industries Incorporated †	29,700	1,252,449
Graco Incorporated	45,900	1,567,026
Robbins & Myers Incorporated	26,600	923,286
Wabco Holdings Incorporated †	23,879	904,059

		5,421,188

Road & Rail: 4.35%
Hertz Global Holdings Incorporated †	118,800	1,057,320
Kansas City Southern †	54,700	2,732,812

		3,790,132

Trading Companies & Distributors: 1.35%
WESCO International Incorporated †	35,100	1,177,605

2

WELLS FARGO ADVANTAGE VT DISCOVERY FUND	PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)

Security Name	Shares	Value

Transportation Infrastructure: 1.08%
Wesco Aircraft Holdings Incorporated †	86,054	$940,570

Information Technology: 25.41%

Communications Equipment: 2.07%
Acme Packet Incorporated †	21,800	928,462
Riverbed Technology Incorporated †	44,000	878,240

		1,806,702

Internet Software & Services: 4.49%
Equinix Incorporated †	19,863	1,764,430
LogMeIn Incorporated †«	30,079	998,924
Mercadolibre Incorporated «	21,500	1,155,625

		3,918,979

IT Services: 3.41%
Gartner Incorporated †	57,000	1,987,590
ServiceSource International Incorporated †«	74,642	986,021

		2,973,611

Semiconductors & Semiconductor Equipment: 6.17%
Atmel Corporation †	97,500	786,825
Avago Technologies Limited	47,900	1,569,683
Microchip Technology Incorporated «	21,900	681,309
NetLogic Microsystems Incorporated †	48,746	2,345,170

		5,382,987

Software: 9.27%
Aspen Technology Incorporated †	88,200	1,346,814
Broadsoft Incorporated †«	50,800	1,541,780
Qlik Technologies Incorporated †	47,738	1,034,005
Red Hat Incorporated †	26,200	1,107,212
SuccessFactors Incorporated †	66,238	1,522,812
TIBCO Software Incorporated †	68,400	1,531,476

		8,084,099

Materials: 4.73%

Chemicals: 2.84%
Airgas Incorporated	38,800	2,476,216

Containers & Packaging: 1.89%
Crown Holdings Incorporated †	53,800	1,646,818

Telecommunication Services: 2.37%

Diversified Telecommunication Services: 1.11%
Iridium Communications Incorporated †«	156,400	969,680

Wireless Telecommunication Services: 1.26%
SBA Communications Corporation Class A †	31,900	1,099,913

Total Common Stocks (Cost $89,026,782)		85,199,511

3

PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE VT DISCOVERY FUND

Security Name			Principal	Value

Other: 0.71%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)			$640,974	$240,558
VFNC Corporation, Pass-Through Entity, 0.24% (a)(i)(v)144A±			743,879	379,378

Total Other (Cost $275,981)				619,936

		Yield	Shares
Short-Term Investments: 16.29%

Investment Companies: 16.29%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)		0.06%	1,236,413	1,236,413
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.20	12,969,429	12,969,429

Total Short-Term Investments (Cost $14,205,842)				14,205,842

Total Investments in Securities (Cost $103,508,605)*	114.67%			100,025,289
Other Assets and Liabilities, Net	(14.67)			(12,798,011)

Total Net Assets	100.00%			$87,227,278

†	Non-income earning security.
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security.
(v)	Security represents investment of cash collateral received from securities on loan.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $103,572,675 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$9,929,401
Gross unrealized depreciation	(13,476,787)

Net unrealized depreciation	$(3,547,386)

4

WELLS FARGO ADVANTAGE VT Discovery Fund

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage VT Discovery Fund (the “Fund”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating fund’s percentage ownership of the joint account as of such date.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$85,199,511	$0	$0	$85,199,511
Other	0	0	619,936	619,936
Short-term investments
Investment companies	1,236,413	12,969,429	0	14,205,842

	$86,435,924	$12,969,429	$619,936	$100,025,289

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended September 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of December 31, 2010	$794,517
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	50,287
Purchases	0
Sales	(224,868)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of September 30, 2011	$619,936

Change in unrealized gains (losses) relating to securities still held at September 30, 2011	$(57,000)

WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)

Security Name	Shares	Value

Common Stocks: 52.81%

Consumer Discretionary: 5.66%

Auto Components: 0.10%
Johnson Controls Incorporated «	2,988	$78,794
The Goodyear Tire & Rubber Company †	1,074	10,837

		89,631

Automobiles: 0.23%
Ford Motor Company †	16,704	161,528
Harley-Davidson Incorporated «	1,039	35,669
		197,197

Distributors: 0.04%
Genuine Parts Company «	689	35,001

Diversified Consumer Services: 0.06%
Apollo Group Incorporated Class A †	538	21,310
DeVry Incorporated	270	9,979
H&R Block Incorporated	1,344	17,889

		49,178

Hotels, Restaurants & Leisure: 1.05%
Carnival Corporation «	2,032	61,570
Chipotle Mexican Grill Incorporated «†	137	41,504
Darden Restaurants Incorporated «	591	25,265
International Game Technology	1,312	19,063
Marriott International Incorporated Class A «	1,241	33,805
McDonald’s Corporation «	4,535	398,264
Starbucks Corporation «	3,279	122,274
Starwood Hotels & Resorts Worldwide Incorporated «	844	32,764
Wyndham Worldwide Corporation	721	20,556
Wynn Resorts Limited «	351	40,393
Yum! Brands Incorporated	2,041	100,805

		896,263

Household Durables: 0.18%
D.R. Horton Incorporated	1,222	11,047
Fortune Brands Incorporated	679	36,720
Harman International Industries Incorporated	307	8,774
Leggett & Platt Incorporated «	622	12,309
Lennar Corporation	706	9,559
Newell Rubbermaid Incorporated	1,281	15,205
Pulte Homes Incorporated «†	1,481	5,850
Stanley Black & Decker Incorporated	740	36,334
Whirlpool Corporation «	335	16,720

		152,518

Internet & Catalog Retail: 0.57%
Amazon.com Incorporated «†	1,596	345,103
Expedia Incorporated	856	22,042
Netflix Incorporated «†	230	26,027
Priceline.com Incorporated «†	218	97,982

		491,154

WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Leisure Equipment & Products : 0.07%
Hasbro Incorporated	531	$17,316
Mattel Incorporated «	1,507	39,016

		56,332

Media: 1.61%
Cablevision Systems Corporation New York Group Class A	989	15,557
CBS Corporation Class B	2,944	59,999
Comcast Corporation Class A	12,085	252,577
DIRECTV Group Incorporated «†	3,245	137,101
Discovery Communications Incorporated Class C «†	1,203	45,257
Gannett Company Incorporated	1,058	10,083
Interpublic Group of Companies Incorporated	2,103	15,142
McGraw-Hill Companies Incorporated	1,324	54,284
News Corporation Class A	10,046	155,412
Omnicom Group Incorporated «	1,228	45,240
Scripps Networks Interactive Incorporated «	433	16,095
Time Warner Cable Incorporated	1,429	89,555
Time Warner Incorporated «	4,592	137,622
Viacom Incorporated Class B	2,525	97,819
Walt Disney Company «	8,159	246,075
Washington Post Company Class B	21	6,866

		1,384,684

Multiline Retail: 0.41%
Big Lots Incorporated «†	288	10,031
Family Dollar Stores Incorporated	528	26,854
JCPenney Company Incorporated «	628	16,818
Kohl’s Corporation «	1,235	60,639
Macy’s Incorporated	1,877	49,403
Nordstrom Incorporated	719	32,844
Sears Holdings Corporation †	169	9,721
Target Corporation	2,968	145,551

		351,861

Specialty Retail: 1.00%
Abercrombie & Fitch Company Class A	382	23,516
AutoNation Incorporated «†	217	7,113
AutoZone Incorporated †	127	40,537
Bed Bath & Beyond Incorporated †	1,075	61,608
Best Buy Company Incorporated «	1,331	31,012
CarMax Incorporated «†	994	23,707
GameStop Corporation Class A †	611	14,114
Gap Incorporated «	1,525	24,766
Home Depot Incorporated «	6,876	226,014
Limited Brands Incorporated	1,088	41,899
Lowe’s Companies Incorporated	5,541	107,163
O’Reilly Automotive Incorporated †	597	39,778
Ross Stores Incorporated	508	39,975
Staples Incorporated «	3,117	41,456
Tiffany & Company «	559	33,998
TJX Companies Incorporated	1,674	92,857
Urban Outfitters Incorporated «†	521	11,629

		861,142

Textiles, Apparel & Luxury Goods: 0.34%
Coach Incorporated	1,270	65,824
Nike Incorporated Class B	1,669	142,716

WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Ralph Lauren Corporation	284	$36,835
VF Corporation «	381	46,299

		291,674

Consumer Staples: 6.17%

Beverages: 1.47%
Brown-Forman Corporation Class B	443	31,072
Coca-Cola Enterprises Incorporated	1,402	34,882
Constellation Brands Incorporated Class A †	810	14,580
Dr Pepper Snapple Group Incorporated	953	36,957
Molson Coors Brewing Company	716	28,361
PepsiCo Incorporated	6,957	430,638
The Coca-Cola Company	10,093	681,883

		1,258,373

Food & Staples Retailing: 1.27%
Costco Wholesale Corporation «	1,924	157,999
CVS Caremark Corporation	5,912	198,525
Kroger Company «	2,660	58,414
Safeway Incorporated «	1,538	25,577
SUPERVALU Incorporated «	932	6,207
Sysco Corporation «	2,605	67,470
Wal-Mart Stores Incorporated	7,727	401,031
Walgreen Company	3,980	130,902
Whole Foods Market Incorporated «	693	45,260

		1,091,385

Food Products: 1.05%
Archer Daniels Midland Company	2,970	73,686
Campbell Soup Company «	790	25,572
ConAgra Foods Incorporated	1,822	44,129
Dean Foods Company «†	807	7,158
General Mills Incorporated	2,842	109,332
H.J. Heinz Company «	1,411	71,227
Hormel Foods Corporation «	610	16,482
JM Smucker Company «	500	36,445
Kellogg Company	1,098	58,403
Kraft Foods Incorporated Class A	7,764	260,715
McCormick & Company Incorporated	581	26,819
Mead Johnson & Company	896	61,672
Sara Lee Corporation «	2,588	42,314
The Hershey Company	679	40,224
Tyson Foods Incorporated Class A «	1,303	22,620

		896,798

Household Products: 1.30%
Clorox Company «	577	38,272
Colgate-Palmolive Company	2,138	189,598
Kimberly-Clark Corporation	1,722	122,279
Procter & Gamble Company	12,079	763,151

		1,113,300

Personal Products: 0.09%
Avon Products Incorporated	1,893	37,103

WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Personal Products (continued)
Estee Lauder Companies Incorporated Class A	497	$43,656

		80,759

Tobacco: 0.99%
Altria Group Incorporated «	9,105	244,105
Lorillard Incorporated	608	67,306
Philip Morris International	7,721	481,636
Reynolds American Incorporated	1,486	55,695

		848,742

Energy: 6.14%

Energy Equipment & Services: 0.99%
Baker Hughes Incorporated	1,917	88,489
Cameron International Corporation †	1,077	44,739
Diamond Offshore Drilling Incorporated	305	16,696
FMC Technologies Incorporated «†	1,055	39,668
Halliburton Company	4,042	123,362
Helmerich & Payne Incorporated	470	19,082
Nabors Industries Limited †	1,263	15,484
National Oilwell Varco Incorporated	1,862	95,372
Noble Corporation «	1,109	32,549
Rowan Companies Incorporated «†	560	16,906
Schlumberger Limited	5,931	354,259

		846,606

Oil, Gas & Consumable Fuels: 5.15%
Alpha Natural Resources Incorporated †	995	17,602
Anadarko Petroleum Corporation	2,188	137,953
Apache Corporation	1,687	135,365
Cabot Oil & Gas Corporation	459	28,417
Chesapeake Energy Corporation «	2,905	74,223
Chevron Corporation «	8,805	814,639
ConocoPhillips	6,035	382,136
CONSOL Energy Incorporated	996	33,794
Denbury Resources Incorporated «†	1,768	20,332
Devon Energy Corporation	1,830	101,455
El Paso Corporation	3,386	59,187
EOG Resources Incorporated	1,180	83,792
EQT Corporation	657	35,058
Exxon Mobil Corporation	21,374	1,552,394
Hess Corporation «	1,329	69,719
Marathon Oil Corporation	3,138	67,718
Marathon Petroleum Corporation	1,567	42,403
Murphy Oil Corporation	850	37,536
Newfield Exploration Company †	581	23,060
Noble Energy Incorporated	775	54,870
Occidental Petroleum Corporation	3,573	255,470
Peabody Energy Corporation «	1,190	40,317
Pioneer Natural Resources Company «	513	33,740
QEP Resources Incorporated	777	21,033
Range Resources Corporation «	708	41,390
Southwestern Energy Company «†	1,529	50,962
Spectra Energy Corporation	2,858	70,107
Sunoco Incorporated	532	16,497
Tesoro Petroleum Corporation †	632	12,305
The Williams Companies Incorporated	2,588	62,992

WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corporation	2,515	$44,717

		4,421,183

Financials: 7.62%

Capital Markets: 0.99%
Ameriprise Financial Incorporated	1,037	40,816
Bank of New York Mellon Corporation «	5,419	100,739
BlackRock Incorporated	440	65,124
Charles Schwab Corporation	4,738	53,397
E*TRADE Financial Corporation †	1,115	10,158
Federated Investors Incorporated Class B	408	7,152
Franklin Resources Incorporated «	639	61,114
Goldman Sachs Group Incorporated	2,223	210,185
Invesco Limited	1,982	30,741
Janus Capital Group Incorporated «	820	4,920
Legg Mason Incorporated «	576	14,809
Morgan Stanley	6,526	88,101
Northern Trust Corporation	1,059	37,044
State Street Corporation	2,215	71,234
T. Rowe Price Group Incorporated	1,127	53,837

		849,371

Commercial Banks: 1.35%
Branch Banking & Trust Corporation	3,064	65,355
Comerica Incorporated	883	20,283
Fifth Third Bancorp	4,043	40,834
First Horizon National Corporation	1,159	6,908
Huntington Bancshares Incorporated	3,795	18,216
KeyCorp	4,188	24,835
M&T Bank Corporation «	552	38,585
PNC Financial Services Group Incorporated	2,313	111,463
Regions Financial Corporation «	5,533	18,425
SunTrust Banks Incorporated	2,360	42,362
US Bancorp	8,444	198,772
Wells Fargo & Company (l)	23,210	559,825
Zions Bancorporation	810	11,397

		1,157,260

Consumer Finance: 0.88%
American Express Company «	4,565	204,969
Capital One Financial Corporation «	2,019	80,013
Discover Financial Services	2,398	55,010
MasterCard Incorporated	469	148,748
SLM Corporation	2,260	28,137
Visa Incorporated Class A «	2,248	192,699
Western Union Company	2,759	42,185

		751,761

Diversified Financial Services: 2.17%
Bank of America Corporation	44,551	272,652
Berkshire Hathaway Incorporated Class B «†	7,731	549,210
Citigroup Incorporated	12,827	328,628
CME Group Incorporated	293	72,195
InterContinental Exchange Incorporated «†	322	38,080
JPMorgan Chase & Company	17,140	516,257
Leucadia National Corporation «	870	19,732
Moody’s Corporation «	884	26,918

WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Diversified Financial Services (continued)
NASDAQ Stock Market Incorporated †	560	$12,958
NYSE Euronext Incorporated	1,150	26,726

		1,863,356

Insurance: 1.25%
ACE Limited	1,485	89,991
AFLAC Incorporated	2,053	71,752
Allstate Corporation	2,271	53,800
American International Group Incorporated «†	1,920	42,144
AON Corporation	1,436	60,283
Assurant Incorporated	415	14,857
Chubb Corporation «	1,256	75,347
Cincinnati Financial Corporation «	717	18,879
Genworth Financial Incorporated «†	2,157	12,381
Hartford Financial Services Group Incorporated	1,958	31,602
Lincoln National Corporation	1,355	21,179
Loews Corporation	1,367	47,230
Marsh & McLennan Companies Incorporated	2,381	63,192
MetLife Incorporated «	4,648	130,190
Principal Financial Group Incorporated «	1,378	31,239
Prudential Financial Incorporated «	2,136	100,093
The Progressive Corporation	2,807	49,852
The Travelers Companies Incorporated	1,840	89,663
Torchmark Corporation «	461	16,070
UnumProvident Corporation	1,334	27,961
XL Group plc	1,443	27,128

		1,074,833

Real Estate Management & Development: 0.02%
CB Richard Ellis Group Incorporated Class A	1,429	19,234

REIT: 0.92%
Apartment Investment & Management Company Class A	531	11,746
AvalonBay Communities Incorporated	413	47,103
Boston Properties Incorporated	645	57,470
Equity Residential «	1,303	67,587
HCP Incorporated «	1,790	62,757
Health Care REIT Incorporated	780	36,504
Host Hotels & Resorts Incorporated	3,104	33,958
Kimco Realty Corporation	1,789	26,889
Plum Creek Timber Company «	712	24,714
Prologis Incorporated «	2,017	48,912
Public Storage Incorporated	622	69,260
Simon Property Group Incorporated «	1,290	141,874
Ventas Incorporated «	1,265	62,491
Vornado Realty Trust «	810	60,442
Weyerhaeuser Company	2,368	36,822

		788,529

Thrifts & Mortgage Finance: 0.04%
Hudson City Bancorp Incorporated	2,318	13,120
People’s United Financial Incorporated	1,655	18,867

		31,987

Health Care: 6.36%

Biotechnology: 0.71%
Amgen Incorporated	4,062	223,207
Biogen Idec Incorporated †	1,066	99,298
Celgene Corporation †	2,016	124,831

WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Biotechnology (continued)
Cephalon Incorporated †	342	$27,599
Gilead Sciences Incorporated †	3,391	131,571

		606,506

Health Care Equipment & Supplies: 1.01%
Baxter International Incorporated	2,498	140,238
Becton Dickinson & Company «	955	70,021
Boston Scientific Corporation †	6,729	39,768
C.R. Bard Incorporated	380	33,265
CareFusion Corporation †	983	23,543
Covidien plc	2,169	95,653
DENTSPLY International Incorporated «	621	19,058
Edwards Lifesciences Corporation «†	505	35,996
Intuitive Surgical Incorporated †	171	62,292
Medtronic Incorporated	4,642	154,300
St. Jude Medical Incorporated	1,448	52,403
Stryker Corporation	1,451	68,386
Varian Medical Systems Incorporated «†	515	26,862
Zimmer Holdings Incorporated «†	837	44,780

		866,565

Health Care Providers & Services: 1.13%
Aetna Incorporated	1,639	59,578
AmerisourceBergen Corporation «	1,183	44,090
Cardinal Health Incorporated	1,514	63,406
CIGNA Corporation	1,187	49,783
Coventry Health Care Incorporated †	653	18,813
DaVita Incorporated «†	410	25,695
Express Scripts Incorporated †	2,146	79,552
Humana Incorporated	733	53,311
Laboratory Corporation of America Holdings «†	445	35,177
McKesson Corporation	1,082	78,661
Medco Health Solutions Incorporated †	1,694	79,432
Patterson Companies Incorporated	411	11,767
Quest Diagnostics Incorporated «	695	34,305
Tenet Healthcare Corporation «†	2,081	8,595
UnitedHealth Group Incorporated «	4,730	218,148
WellPoint Incorporated «	1,585	103,469

		963,782

Health Care Technology: 0.05%
Cerner Corporation †	639	43,784

Life Sciences Tools & Services: 0.18%
Life Technologies Corporation †	793	30,475
PerkinElmer Incorporated	497	9,547
Thermo Fisher Scientific Incorporated †	1,678	84,974
Waters Corporation «†	401	30,271

		155,267

Pharmaceuticals: 3.28%
Abbott Laboratories «	6,842	349,900
Allergan Incorporated «	1,351	111,295
Bristol-Myers Squibb Company «	7,498	235,287
Eli Lilly & Company	4,478	165,552
Forest Laboratories Incorporated «†	1,206	37,133
Hospira Incorporated †	724	26,788
Johnson & Johnson «	12,046	767,451
Merck & Company Incorporated	13,543	442,992

WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Pharmaceuticals (continued)
Mylan Laboratories Incorporated †	1,873	$31,841
Pfizer Incorporated	34,299	606,406
Watson Pharmaceuticals Incorporated †	553	37,742

		2,812,387

Industrials: 5.38%

Aerospace & Defense: 1.40%
Boeing Company	3,257	197,081
General Dynamics Corporation	1,590	90,455
Goodrich Corporation	549	66,253
Honeywell International Incorporated	3,439	151,006
ITT Corporation	814	34,188
L-3 Communications Holdings Incorporated	463	28,692
Lockheed Martin Corporation «	1,209	87,822
Northrop Grumman Corporation	1,222	63,740
Precision Castparts Corporation	633	98,406
Raytheon Company «	1,554	63,512
Rockwell Collins Incorporated «	675	35,613
United Technologies Corporation «	3,994	281,018

		1,197,786

Air Freight & Logistics: 0.53%
C.H. Robinson Worldwide Incorporated «	724	49,572
Expeditors International of Washington Incorporated	932	37,793
FedEx Corporation	1,393	94,278
United Parcel Service Incorporated Class B	4,311	272,240

		453,883

Airlines: 0.03%
Southwest Airlines Company «	3,534	28,413

Building Products: 0.01%
Masco Corporation «	1,573	11,200

Commercial Services & Supplies: 0.31%
Avery Dennison Corporation «	465	11,662
Cintas Corporation	490	13,789
Dun & Bradstreet Corporation	216	13,232
Equifax Incorporated	538	16,538
Iron Mountain Incorporated «	893	28,237
Pitney Bowes Incorporated «	888	16,694
Republic Services Incorporated	1,406	39,452
Robert Half International Incorporated	636	13,496
RR Donnelley & Sons Company	825	11,649
Stericycle Incorporated «†	378	30,512
Waste Management Incorporated	2,075	67,562

		262,823

Construction & Engineering: 0.08%
Fluor Corporation	764	35,564
Jacobs Engineering Group Incorporated «†	560	18,082
Quanta Services Incorporated «†	932	17,512

		71,158

Electrical Equipment: 0.23%
Emerson Electric Company	3,273	135,208
Rockwell Automation Incorporated	629	35,224

WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Electrical Equipment (Continued)
Roper Industries Incorporated «	422	$29,080

		199,512

Industrial Conglomerates: 1.21%
3M Company	3,119	223,913
General Electric Company «	46,600	710,184
Textron Incorporated	1,219	21,503
Tyco International Limited	2,041	83,171

		1,038,771

Machinery: 1.05%
Caterpillar Incorporated «	2,840	209,706
Cummins Incorporated «	855	69,819
Danaher Corporation	2,501	104,892
Deere & Company «	1,819	117,453
Dover Corporation «	817	38,072
Eaton Corporation	1,499	53,215
Flowserve Corporation «	245	18,130
Illinois Tool Works Incorporated	2,160	89,856
Ingersoll-Rand plc «	1,455	40,871
Joy Global Incorporated «	462	28,820
Paccar Incorporated «	1,606	54,315
Pall Corporation	511	21,666
Parker Hannifin Corporation	681	42,992
Snap-On Incorporated	255	11,322

		901,129

Road & Rail: 0.43%
CSX Corporation	4,814	89,877
Norfolk Southern Corporation	1,528	93,239
Ryder System Incorporated	224	8,402
Union Pacific Corporation	2,145	175,182

		366,700

Trading Companies & Distributors: 0.10%
Fastenal Company «	1,297	43,164
W.W. Grainger Incorporated «	267	39,927

		83,091

Information Technology: 9.87%

Communications Equipment: 1.09%
Cisco Systems Incorporated	24,179	374,533
F5 Networks Incorporated †	354	25,152
Harris Corporation «	528	18,042
JDS Uniphase Corporation †	1,002	9,990
Juniper Networks Incorporated †	2,343	40,440
Motorola Mobility Holdings Incorporated †	1,149	43,409
Motorola Solutions Incorporated	1,327	55,601
QUALCOMM Incorporated	7,384	359,084
Tellabs Incorporated «	1,604	6,881

		933,132

Computers & Peripherals: 2.54%
Apple Incorporated †	4,075	1,553,309
Dell Incorporated «†	6,817	96,461
EMC Corporation «†	9,077	190,526
Hewlett-Packard Company	9,1 18	204,699

WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)

Security	Shares	Value
Computers & Peripherals (Continued)
Lexmark International Incorporated «†	348	$9,406
NetApp Incorporated «†	1,619	54,949
SanDisk Corporation «†	1,051	42,408
Western Digital Corporation †	1,025	26,363

		2,178,121

Electronic Equipment, Instruments & Components: 0.24%
Agilent Technologies Incorporated †	1,526	47,688
Amphenol Corporation Class A «	746	30,414
Corning Incorporated	6,906	85,358
FLIR Systems Incorporated «	702	17,585
Jabil Circuit Incorporated	801	14,250
Molex Incorporated «	601	12,242

		207,537

Internet Software & Services: 0.97%
Akamai Technologies Incorporated «†	810	16,103
eBay Incorporated «†	5,042	148,689
Google Incorporated Class A †	1,107	569,419
Monster Worldwide Incorporated †	567	4,071
VeriSign Incorporated «	731	20,914
Yahoo! Incorporated †	5,550	73,038

		832,234

IT Services: 1.67%
Accenture plc «	2,832	149,190
Automatic Data Processing Incorporated	2,152	101,467
Cognizant Technology Solutions Corporation Class A †	1,334	83,642
Computer Sciences Corporation	681	18,285
Fidelity National Information Services Incorporated	1,089	26,484
Fiserv Incorporated †	622	31,579
International Business Machines Corporation	5,250	918,908
Paychex Incorporated	1,416	37,340
SAIC Incorporated «†	1,214	14,337
Teradata Corporation †	739	39,559
Total System Services Incorporated	719	12,173

		1,432,964

Office Electronics: 0.05%
Xerox Corporation	6,169	42,998

Semiconductors & Semiconductor Equipment: 1.26%
Advanced Micro Devices Incorporated «†	2,552	12,964
Altera Corporation	1,424	44,899
Analog Devices Incorporated «	1,316	41,125
Applied Materials Incorporated	5,792	59,947
Broadcom Corporation Class A	2,116	70,442
First Solar Incorporated «†	257	16,245
Intel Corporation	23,084	492,382
KLA-Tencor Corporation	734	28,098
Linear Technology Corporation «	1,001	27,678
LSI Logic Corporation †	2,518	13,043
MEMC Electronic Materials Incorporated «†	1,013	5,308
Microchip Technology Incorporated «	837	26,039
Micron Technology Incorporated «†	4,413	22,242
Novellus Systems Incorporated «†	306	8,342
NVIDIA Corporation †	2,654	33,175
Teradyne Incorporated †	818	9,006
Texas Instruments Incorporated «	5,078	135,329

WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)

Security	Shares	Value
Semiconductors & Semiconductor Equipment (Continued)
Xilinx Incorporated	1,165	$31,968

		1,078,232

Software: 2.05%
Adobe Systems Incorporated «†	2,171	52,473
Autodesk Incorporated †	1,005	27,919
BMC Software Incorporated †	771	29,730
CA Incorporated	1,664	32,298
Citrix Systems Incorporated †	827	45,096
Compuware Corporation «†	960	7,354
Electronic Arts Incorporated †	1,469	30,041
Intuit Incorporated	1,336	63,380
Microsoft Corporation	32,780	815,894
Oracle Corporation	17,369	499,185
Red Hat Incorporated «†	848	35,836
Salesforce.com Incorporated «†	595	67,997
Symantec Corporation †	3,295	53,709

		1,760,912

Materials: 1.77%

Chemicals: 1.12%
Air Products & Chemicals Incorporated	936	71,482
Airgas Incorporated	299	19,082
CF Industries Holdings Incorporated	315	38,868
Dow Chemical Company	5,192	116,612
E.I. du Pont de Nemours & Company	4,099	163,837
Eastman Chemical Company	308	21,107
Ecolab Incorporated	1,019	49,819
FMC Corporation	315	21,785
International Flavors & Fragrances Incorporated «	355	19,958
Monsanto Company	2,350	141,094
Mosaic Company	1,217	59,596
PPG Industries Incorporated «	692	48,897
Praxair Incorporated	1,328	124,141
Sherwin-Williams Company «	387	28,762
Sigma-Aldrich Corporation «	536	33,119

		958,159

Construction Materials: 0.02%
Vulcan Materials Company «	568	15,654

Containers & Packaging: 0.07%
Ball Corporation	718	22,272
Bemis Company Incorporated «	454	13,307
Owens-Illinois Incorporated †	721	10,902
Sealed Air Corporation	704	11,757

		58,238

Metals & Mining: 0.49%
AK Steel Holding Corporation «	484	3,165
Alcoa Incorporated «	4,678	44,768
Allegheny Technologies Incorporated «	467	17,274
Cliffs Natural Resources Incorporated «	641	32,800
Freeport-McMoRan Copper & Gold Incorporated Class B	4,166	126,855
Newmont Mining Corporation «	2,172	136,619
Nucor Corporation	1,391	44,011
Titanium Metals Corporation	367	5,498

WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)

Security	Shares	Value
Metals & Mining (Continued)
United States Steel Corporation	633	$13,932

		424,922

Paper & Forest Products: 0.07%
International Paper Company	1,921	44,663
MeadWestvaco Corporation	750	18,420

		63,083

Telecommunication Services: 1.74%

Diversified Telecommunication Services: 1.57%
AT&T Incorporated «	26,051	742,975
CenturyTel Incorporated	2,709	89,722
Frontier Communications Corporation «	4,375	26,731
Verizon Communications Incorporated «	12,443	457,902
Windstream Corporation «	2,241	26,130

		1,343,460

Wireless Telecommunication Services: 0.17%
American Tower Corporation Class A †	1,739	93,558
MetroPCS Communications Incorporated †	1,288	11,218
Sprint Nextel Corporation †	13,163	40,016

		144,792

Utilities: 2.10%

Electric Utilities: 1.22%
American Electric Power Company Incorporated	2,120	80,602
Consolidated Edison Incorporated	1,287	73,385
Duke Energy Corporation «	5,854	117,021
Edison International	1,432	54,774
Entergy Corporation «	777	51,507
Exelon Corporation «	2,913	124,123
FirstEnergy Corporation «	1,838	82,545
Nextera Energy Incorporated	1,856	100,261
Northeast Utilities	777	26,146
Pepco Holdings Incorporated	995	18,825
Pinnacle West Capital Corporation	479	20,568
PPL Corporation	2,539	72,463
Progress Energy Incorporated	1,295	66,977
The Southern Company	3,770	159,735

		1,048,932

Gas Utilities: 0.05%
Nicor Incorporated	200	11,002
ONEOK Incorporated	455	30,048

		41,050

Independent Power Producers & Energy Traders: 0.10%
AES Corporation †	2,889	28,197
Constellation Energy Group Incorporated	885	33,683
NRG Energy Incorporated †	1,060	22,483

		84,363

Multi-Utilities: 0.72%
Ameren Corporation	1,062	31,616
CenterPoint Energy Incorporated	1,872	36,729

WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)

Security			Shares	Value
Multi-Utilities (Continued)
CMS Energy Corporation «			1,106	$21,888
Dominion Resources Incorporated «			2,502	127,027
DTE Energy Company			744	36,471
Integrys Energy Group Incorporated			342	16,628
NiSource Incorporated «			1,233	26,362
PG&E Corporation			1,768	74,804
Public Service Enterprise Group Incorporated			2,224	74,215
SCANA Corporation			504	20,387
Sempra Energy «			1,053	54,230
TECO Energy Incorporated			948	16,239
Wisconsin Energy Corporation «			1,027	32,135
Xcel Energy Incorporated			2,130	52,581

				621,312

Total Common Stocks (Cost $43,581,254)				45,282,964

	Interest Rate	Maturity Date	Principal
US Treasury Securities: 41.41%
US Treasury Bond	3.50%	02/15/2039	$1,207,000	1,346,182
US Treasury Bond	3.88	08/15/2040	2,239,000	2,668,259
US Treasury Bond	4.25	05/15/2039	1,667,000	2,104,327
US Treasury Bond	4.25	11/15/2040	2,380,000	3,018,882
US Treasury Bond	4.38	02/15/2038	835,000	1,069,844
US Treasury Bond	4.38	11/15/2039	2,272,000	2,929,814
US Treasury Bond	4.38	05/15/2040	2,327,000	3,004,366
US Treasury Bond	4.50	02/15/2036	1,390,000	1,805,046
US Treasury Bond	4.50	05/15/2038	1,062,000	1,387,569
US Treasury Bond	4.50	08/15/2039	1,890,000	2,481,511
US Treasury Bond	4.63	02/15/2040	2,378,000	3,186,891
US Treasury Bond	4.75	02/15/2037	832,000	1,121,380
US Treasury Bond	4.75	02/15/2041	2,308,000	3,164,485
US Treasury Bond	5.00	05/15/2037	890,000	1,242,940
US Treasury Bond	3.75	08/15/2041	1,519,000	1,775,331
US Treasury Bond	4.38	05/15/2041	2,465,000	3,194,492

Total US Treasury Securities (Cost $28,254,136)				35,501,319

Other: 0.86%
Gryphon Funding Limited, Pass-through Entity (a)(i)(v)			415,930	156,099
VFNC Corporation, Pass-through Entity, 0.24% (a)144A(i)(v)±			1,139,263	581,024

Total Other (Cost $318,871)				737,123

	Yield		Shares
Short-Term Investments: 20.86%

Investment Companies: 18.19%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)	0.06%		2,644,291	2,644,291
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.20		12,954,903	12,954,903

				15,599,194

			Principal
U.S. Treasury Securities: 2.67%
US Treasury Bill #	0.02	11/03/2011	$1,450,000	1,449,986
US Treasury Bill #	0.11	02/02/2012	840,000	839,900

				2,289,886

Total Short-Term Investments (Cost $18,207,767)				20,325,767

WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS —September 30, 2011 (UNAUDITED)

Total Investments in Securities (Cost $90,043,157)*	115.94%	99,410,486
Other Assets and Liabilities, Net	(15.94)	(13,667,936)

Total Net Assets	100.00%	$85,742,550

†	Non-income earning security.
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security.
(v)	Security represents investment of cash collateral received from securities on loan.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment.
(l)	Investment in an affiliate. The total cost of affiliated investments is $16,119,019.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $ 91,618,827 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$15,883,080
Gross unrealized depreciation	(8,091,421)

Net unrealized appreciation	$7,791,659

WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage VT Index Asset Allocation (the “Fund”)

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating fund’s percentage ownership of the joint account as of such date.

Futures contracts

The Fund may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$45,282,964	$0	$0	$45,282,964

U.S. Treasury Securities	35,501,319	0	0	35,501,319

Other	0	0	737,123	737,123

Short-term investments
Investment companies	2,644,291	12,954,903	0	15,599,194
US Treasury securities	2,289,886			2,289,886

	$85,718,460	$12,954,903	$737,123	$99,410,486

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended September 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

As of September 30, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$(2,144,581)	$0	$0	$(2,144,581)

+	Futures contracts are valued at the unrealized gains or losses on the instruments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of December 30, 2010	$967,562
Accrued discounts (premiums)	0

Realized gains (losses)	0
Change in unrealized gains (losses)	66,059
Purchases	0
Sales	(296,499)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of September 30, 2011	$737,122

Change in unrealized gains (losses) relating to securities still held at September 30, 2011	$(69,815)

Derivative transactions

During the nine months ended September 30, 2011, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with active asset allocative strategy.

At September 30, 2011, the Fund had long and short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Value at September 30, 2011	Net Unrealized Gains (Losses)
December 2011	7 Long	30-Year U.S. Treasury Bonds	$998,375	$(19,469)
December 2011	78 Long	S&P 500 Index	21,957,000	(1,055,175)
December 2011	152 Short	30-Year U.S. Treasury Bonds	21,679,000	(1,069,937)

The Fund had an average notional amount of $26,150,499 and $24,445,514 in long and short futures contracts, respectively, during the three months ended September 30, 2011.

WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 94.75%

Argentina: 0.72%
Irsa Inversiones y Representaciones SA ADR (Financials, Real Estate Management & Development)	126,707	$1,102,351
YPF SA ADR (Energy, Oil, Gas & Consumable Fuels)	18,464	631,653

		1,734,004

Australia: 2.63%
AMP Limited (Financials, Insurance)	226,275	849,904
Commonwealth Bank of Australia (Financials, Commercial Banks)	45,518	1,979,561
Newcrest Mining Limited (Materials, Metals & Mining)	65,222	2,149,792
Westpac Banking Corporation (Financials, Commercial Banks)	68,814	1,332,601

		6,311,858

Belgium: 1.05%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	47,744	2,534,210

Canada: 4.02%
Brookfield Asset Management Incorporated (Financials, Real Estate Management & Development)	71,544	1,971,037
Canadian Natural Resources Limited (Energy, Oil, Gas & Consumable Fuels)	89,087	2,615,905
Goldcorp Incorporated (Materials, Metals & Mining)	45,084	2,068,125
Suncor Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	61,052	1,559,072
Teck Cominco Incorporated Limited (Materials, Metals & Mining)	48,561	1,432,872

		9,647,011

China: 4.44%
Baidu.com Incorporated ADR (Information Technology, Internet Software & Services)†	12,541	1,340,758
China Mobile Limited ADR (Telecommunication Services, Wireless Telecommunication Services)«	47,363	2,307,052
Shanghai Electric Group Company Limited (Industrials, Electrical Equipment)	5,562,000	2,136,721
SINA Corporation (Information Technology, Internet Software & Services)«†	29,207	2,091,513
Tencent Holdings Limited (Information Technology, Internet Software & Services)	60,400	1,252,823
ZTE Corporation (Telecommunication Services, Wireless Telecommunication Services)	544,800	1,542,963

		10,671,830

Denmark: 0.60
Carlsberg A/S (Consumer Staples, Beverages)	24,657	1,461,156

France: 9.74%
Alstom SA (Industrials, Machinery)	37,910	1,248,698
BNP Paribas SA (Financials, Commercial Banks)	21,651	853,539
Compagnie de Saint-Gobain (Industrials, Building Products)	18,676	712,514
France Telecom SA (Telecommunication Services, Diversified Telecommunication Services)	130,414	2,134,466
Groupe Danone (Consumer Staples, Food Products)	49,185	3,023,562
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	24,179	3,191,637
Pernod-Ricard (Consumer Staples, Beverages)	34,021	2,663,594
Pinault-Printempts-Redoute SA (Consumer Discretionary, Multiline Retail)	8,476	1,095,617
Publicis Groupe (Consumer Discretionary, Media)	31,940	1,333,062
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	29,569	1,944,953
Technip SA (Energy, Energy Equipment & Services)	37,689	3,019,528
Total SA (Energy, Oil, Gas & Consumable Fuels)	49,179	2,169,747

		23,390,917

Germany: 8.60%
Adidas-Salomon AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	22,345	1,359,826
Allianz AG (Financials, Insurance)	24,200	2,268,246
Bayer AG (Health Care, Pharmaceuticals)	51,050	2,817,135
Daimler AG (Consumer Discretionary, Automobiles)	31,040	1,380,486

1

PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND

Security Name	Shares	Value
Germany (continued)
Deutsche Boerse AG (Financials, Diversified Financial Services)	19,991	$1,011,056
E.ON AG (Utilities, Electric Utilities)	42,426	920,476
Fresenius SE & Company KGaA (Health Care, Health Care Equipment & Supplies)	46,791	4,159,102
Hochtief AG (Industrials, Construction & Engineering)	20,942	1,308,053
Metro AG (Consumer Staples, Food & Staples Retailing)	37,300	1,583,335
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	11,498	1,428,014
SAP AG (Information Technology, Software)	35,540	1,808,354
Siemens AG (Industrials, Industrial Conglomerates)	6,930	623,495

		20,667,578

Israel: 1.11%
Check Point Software Technologies Limited (Information Technology, Software)«†	21,050	1,110,598
Teva Pharmaceutical Industries Limited ADR (Health Care, Pharmaceuticals)	42,142	1,568,525

		2,679,123

Italy: 0.77%
ENI SpA (Energy, Oil, Gas & Consumable Fuels) «	104,561	1,839,512

Japan: 11.56%
Canon Incorporated (Information Technology, Office Electronics)	51,300	2,329,329
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	771,000	3,312,326
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	184	860,670
Komatsu Limited (Industrials, Machinery)	50,300	1,084,471
Makita Corporation (Industrials, Machinery)	40,300	1,434,387
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	499,200	2,291,155
Nintendo Company Limited (Information Technology, Software)	11,500	1,689,782
NKSJ Holdings Incorporated (Financials, Insurance)	78,250	1,737,099
Sumitomo Heavy Industries Limited (Industrials, Machinery)	582,000	2,976,259
Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	56,600	1,594,737
Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	24,100	1,093,171
Toshiba Corporation (Information Technology, Computers & Peripherals)	196,000	799,571
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	164,300	5,632,066
Yahoo! Japan Corporation (Information Technology, Internet Software & Services)	2,980	925,540

		27,760,563

Luxembourg: 0.62%
Acergy SA (Energy, Energy Equipment & Services)	59,109	1,122,831
ArcelorMittal (Materials, Metals & Mining)	22,332	356,794

		1,479,625

Netherlands: 5.04%
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	47,503	1,642,578
ING Groep NV (Financials, Diversified Financial Services)†	113,169	798,277
Nielsen Holdings NV (Industrials, Professional Services)†	48,963	1,276,955
Randstad Holdings NV (Industrials, Commercial Services & Supplies)	69,899	2,228,428
Unilever NV (Consumer Staples, Food Products) «	133,430	4,223,507
USG People NV (Industrials, Commercial Services & Supplies)	234,559	1,942,248

		12,111,993

Norway: 1.72%
Telenor ASA (Telecommunication Services, Diversified Telecommunication Services)	268,129	4,135,411

Singapore: 0.49%
DBS Group Holdings Limited (Financials, Commercial Banks)	132,000	1,183,651

2

WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)

Security Name	Shares	Value
South Korea: 2.34%
Hyundai Motor Company Limited (Consumer Discretionary, Automobiles)	16,750	$2,928,197
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	3,845	2,684,796

		5,612,993

Spain: 2.63%
Banco Santander Central Hispano SA (Financials, Commercial Banks)	57,046	466,402
Industria de Diseno Textil SA (Consumer Discretionary, Specialty Retail)	21,795	1,860,536
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	151,469	3,998,596

		6,325,534

Sweden: 0.29%
Swedbank AB (Financials, Commercial Banks)	62,780	693,163

Switzerland: 11.81%
ABB Limited (Industrials, Electrical Equipment)	96,283	1,647,005
Adecco SA (Industrials, Professional Services)	36,719	1,447,262
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	67,438	3,004,048
Credit Suisse Group AG (Financials, Capital Markets)	32,619	853,353
Nestle SA (Consumer Staples, Food Products)	109,066	6,004,376
Novartis AG (Health Care, Pharmaceuticals)	86,569	4,835,889
Roche Holdings AG (Health Care, Pharmaceuticals)	30,457	4,919,172
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	7,384	2,429,514
UBS AG (Financials, Capital Markets)	60,169	688,247
Zurich Financial Services AG (Financials, Insurance)	12,237	2,549,021

		28,377,887

United Kingdom: 24.57%
Anglo American plc (Materials, Metals & Mining)	38,441	1,322,795
Antofagasta plc (Materials, Metals & Mining)	130,812	1,867,815
Ashtead Group plc (Industrials, Trading Companies & Distributors)	624,917	1,283,477
Barclays plc (Financials, Commercial Banks)	415,737	1,019,536
BG Group plc (Health Care, Health Care Providers & Services)	133,383	2,552,766
BHP Billiton plc (Materials, Metals & Mining)	112,282	2,999,493
BP plc (Energy, Oil, Gas & Consumable Fuels)	327,724	1,964,927
Burberry Group plc (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	107,772	1,957,063
Cookson Group plc (Utilities, Multi-Utilities)	147,011	980,745
Diageo plc (Consumer Staples, Beverages)	196,854	3,753,339
Experian Group Limited (Financials, Diversified Financial Services)	161,157	1,809,093
Game Group plc (Consumer Discretionary, Specialty Retail)	1,389,457	513,110
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	158,559	3,271,879
HSBC Holdings plc (Financials, Commercial Banks)	475,560	3,642,455
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	67,516	2,278,503
Intertek Group plc (Industrials, Commercial Services & Supplies)	48,520	1,395,469
Kingfisher plc (Consumer Discretionary, Specialty Retail)	400,084	1,536,289
Land Securities Group plc (Financials, REIT)	117,840	1,171,162
New World Resources plc (Materials, Metals & Mining)	99,474	712,654
Persimmon plc (Consumer Discretionary, Household Durables)	286,170	2,013,664
Rio Tinto plc (Materials, Metals & Mining)	47,927	2,125,473
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	145,220	4,486,862
SABMiller plc (Consumer Staples, Beverages)	63,044	2,057,064
Standard Chartered plc (Financials, Commercial Banks)	99,472	1,984,563
Travis Perkins plc (Industrials, Trading Companies & Distributors)	140,205	1,644,917
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)	2,182,039	5,623,724
WPP plc (Consumer Discretionary, Media)	151,786	1,405,919

3

PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND

Security Name			Shares	Value
United Kingdom (continued)
Xstrata plc (Materials, Metals & Mining)			130,453	$1,647,317

				59,022,073

Total Common Stocks (Cost $241,620,634)				227,640,092

Short-Term Investments: 9.13%
		Yield

Investment Companies : 9.13%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)		0.06%	15,067,311	15,067,311
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)		0.20	6,870,501	6,870,501

Total Short-Term Investments (Cost $21,937,812)				21,937,812

Total Investments in Securities (Cost $263,558,446)*	103.88%			249,577,904
Other Assets and Liabilities, Net	(3.88)			(9,343,445)

Total Net Assets	100.00%			$240,234,459

«	All or a portion of this security is on loan.
†	Non-income earning security.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $265,049,455 net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$11,546,660
Gross unrealized depreciation	(27,018,211)

Net unrealized depreciation	$(15,471,551)

4

WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage VT International Equity Fund (the “Fund”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating fund’s percentage ownership of the joint account as of such date.

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$44,638,505	$183,001,587	$0	$227,640,092
Short-term investments
Investment companies	15,067,311	6,870,501	0	21,937,812

	$59,705,816	$189,872,088	$0	$249,577,904

As of September 30, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward foreign currency contracts+	$0	$85,316	$0	$85,316

+	Forward foreign currency contracts are valued at the unrealized gains or losses on the instruments.

At the end of the period, foreign securities valued in the amount of $176,358,084 in common stocks were transferred out of Level 1 and into Level 2 since adjustments to prices of foreign securities due to movements against a specified benchmark were necessary at September 30, 2011

During the nine months ended September 30, 2011, the Fund entered into forward foreign currency exchange contracts for hedging purposes.

At September 30, 2011, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange Date	Counterparty	Contracts to Receive	U.S. Value at September 30, 2011	In Exchange for U.S. $	Net Unrealized Gains (Losses)
11/17/2011	Brown Brothers Harriman	3,200,000 CHF	$3,533,448	$4,096,000	$(562,552)

Forward foreign currency contracts to sell:

Exchange Date	Counterparty	Contracts to Deliver	U.S. Value at September 30, 2011	In Exchange for U.S. $	Net Unrealized Gains (Losses)
12/21/2011	Brown Brothers Harriman	4,847,300 EUR	$6,492,037	$6,585,202	$93,165
11/17/2011	Brown Brothers Harriman	700,000 CHF	$772,942	$894,283	$121,341
11/17/2011	Brown Brothers Harriman	2,500,000 CHF	$2,760,506	$3,193,868	$433,362

The Fund had average market values of $2,892,447 and $9,264,077 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the nine months ended September 30, 2011.

WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND	PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 98.45%

Consumer Discretionary: 10.13%

Media: 2.75%
Time Warner Incorporated «	40,500	$1,213,785

Multiline Retail: 2.59%
Nordstrom Incorporated «	25,000	1,142,000

Specialty Retail: 2.50%
Home Depot Incorporated «	33,500	1,101,145

Textiles, Apparel & Luxury Goods: 2.29%
Ralph Lauren Corporation	7,800	1,011,660

Consumer Staples: 11.28%

Beverages: 2.31%
Diageo plc ADR	13,400	1,017,462

Food & Staples Retailing: 1.53%
Safeway Incorporated «	40,500	673,515

Food Products: 7.44%
H.J. Heinz Company «	23,800	1,201,424
The Hershey Company	19,500	1,155,180
Unilever NV	29,500	928,955

		3,285,559

Energy: 5.65%

Energy Equipment & Services: 1.24%
Weatherford International Limited †	45,000	549,450

Oil, Gas & Consumable Fuels: 4.41%
Hess Corporation «	27,000	1,416,420
QEP Resources Incorporated	19,500	527,865

		1,944,285

Financials: 17.14%

Capital Markets: 4.70%
Charles Schwab Corporation	91,000	1,025,570
Northern Trust Corporation	30,000	1,049,400

		2,074,970

Commercial Banks: 7.55%
Banco Santander Central Hispano SA ADR «	121,000	972,840
East West Bancorp Incorporated «	37,000	551,670
M&T Bank Corporation «	14,000	978,600
Zions Bancorporation «	59,000	830,130

		3,333,240

Diversified Financial Services: 4.89%
Bank of America Corporation	190,000	1,162,800

1

WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND	PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Diversified Financial Services (continued)
JPMorgan Chase & Company	33,000	$993,960

		2,156,760

Health Care: 11.77%

Health Care Equipment & Supplies: 2.65%
Baxter International Incorporated	20,800	1,167,712

Health Care Providers & Services: 2.09%
CIGNA Corporation	22,000	922,680

Pharmaceuticals: 7.03%
Abbott Laboratories «	22,000	1,125,080
Eli Lilly & Company «	26,000	961,220
Hospira Incorporated †	27,500	1,017,500

		3,103,800

Industrials: 11.53%
Aerospace & Defense: 6.25%
Boeing Company	19,500	1,179,945
Huntington Ingalls Industries Incorporated «†	16,000	389,280
Northrop Grumman Corporation	22,800	1,189,248

		2,758,473

Air Freight & Logistics: 1.12%
United Parcel Service Incorporated Class B	7,800	492,570

Machinery: 4.16%
Deere & Company «	16,500	1,065,405
SPX Corporation	17,000	770,270

		1,835,675

Information Technology: 22.52%

Communications Equipment: 2.37%
QUALCOMM Incorporated	21,500	1,045,545

Computers & Peripherals: 5.54%
Apple Incorporated †	2,750	1,048,245
EMC Corporation «†	66,500	1,395,835

		2,444,080

Internet Software & Services: 2.44%
eBay Incorporated †	36,500	1,076,385

IT Services: 3.96%
International Business Machines Corporation	10,000	1,750,300

Semiconductors & Semiconductor Equipment: 2.20%
Texas Instruments Incorporated «	36,500	972,725

Software: 6.01%
Intuit Incorporated	25,000	1,186,000

2

WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND	PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)

Security Name			Shares	Value
Software (continued)
Oracle Corporation			51,000	$1,465,740
				2,651,740

Materials: 1.88%

Chemicals: 1.88%
Dow Chemical Company			37,000	831,020

Telecommunication Services: 2.30%

Wireless Telecommunication Services: 2.30%
Vodafone Group plc ADR			39,500	1,013,175

Utilities: 4.25%

Electric Utilities: 2.45%
Nextera Energy Incorporated			20,000	1,080,400

Gas Utilities: 1.80%
Questar Corporation «			45,000	796,950

Total Common Stocks (Cost $45,216,948)				43,447,061

			Principal
Other: 0.07%
Gryphon Funding Limited, Pass-through Entity (a)(i)(v)			$33,678	12,639
VFNC Corporation, Pass-through Entity, 0.24% (a)(i)(v)144A±			39,084	19,933

Total Other (Cost $14,500)				32,572

		Yield	Shares
Short-Term Investments: 34.33%

Investment Companies: 34.33%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)		0.06%	712,396	712,396
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.20	14,435,191	14,435,191

Total Short-Term Investments (Cost $15,147,587)				15,147,587

Total Investments in Securities (Cost $60,379,035)*	132.85%			58,627,220
Other Assets and Liabilities, Net	(32.85)			(14,496,335)

Total Net Assets	100.00%			$44,130,885

«	All or a portion of this security is on loan.
†	Non-income earning security.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security.
(v)	Security represents investment of cash collateral received from securities on loan.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.

3

WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND	PORTFOLIO OF INVESTMENTS —September 30, 2011 (UNAUDITED)

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $60,461,862 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$3,990,406
Gross unrealized depreciation	(5,825,048)

Net unrealized depreciation	$(1,834,642)

4

WELLS FARGO ADVANTAGE VT Intrinsic Value Fund

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage VT Intrinsic Value Fund (the “Fund”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating fund’s percentage ownership of the joint account as of such date.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$43,447,061	$0	$0	$43,447,061
Other	0	0	32,572	32,572

Short-term investments
Investment companies	712,396	14,435,191	0	15,147,587

	$44,159,457	$14,435,191	$32,572	$58,627,220

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended September 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of December 31, 2010	$41,745
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	2,642
Purchases	0
Sales	(11,815)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of September 30, 2011	$32,572

Change in unrealized gains (losses) relating to securities still held at September 30, 2011	$(2,995)

WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND	PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 99.45%

Consumer Discretionary: 17.37%

Auto Components: 1.51%
BorgWarner Incorporated †«	25,800	$1,561,674

Hotels, Restaurants & Leisure: 1.15%
Starbucks Corporation «	31,822	1,186,642

Household Durables: 1.18%
Tempur-Pedic International Incorporated †«	23,200	1,220,552

Internet & Catalog Retail: 5.07%
Amazon.com Incorporated †«	12,900	2,789,367
Priceline.com Incorporated †	4,500	2,022,571
Shutterfly Incorporated †«	10,300	424,154

		5,236,092

Media: 2.56%
CBS Corporation Class B	73,500	1,497,930
DIRECTV Group Incorporated †«	27,100	1,144,975

		2,642,905

Multiline Retail: 1.06%
Dollar General Corporation †	28,970	1,093,907

Specialty Retail: 3.33%
Dick’s Sporting Goods Incorporated †«	46,700	1,562,582
Ross Stores Incorporated	11,600	912,804
Williams-Sonoma Incorporated	31,400	966,806

		3,442,192

Textiles, Apparel & Luxury Goods: 1.51%
Deckers Outdoor Corporation †	6,100	568,886
Lululemon Athletica Incorporated †	20,300	987,595

		1,556,481

Energy: 12.23%

Energy Equipment & Services: 5.71%
Baker Hughes Incorporated	27,400	1,264,784
Carbo Ceramics Incorporated «	9,400	963,782
Ensco International plc ADR	24,800	1,002,664
Halliburton Company	41,100	1,254,372
Oil States International Incorporated †«	27,800	1,415,576

		5,901,178

Oil, Gas & Consumable Fuels: 6.52%
Brigham Exploration Company †«	61,200	1,545,912
Concho Resources Incorporated †«	18,744	1,333,448
Newfield Exploration Company †	31,051	1,232,414
Pioneer Natural Resources Company	25,200	1,657,404
SandRidge Energy Incorporated †«	173,200	962,992

		6,732,170

1

PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND

Security Name	Shares	Value
Financials: 6.14%

Capital Markets: 1.45%
LPL Investment Holdings Incorporated †	9,151	$232,618
TD Ameritrade Holding Corporation	85,800	1,261,689

		1,494,307

Commercial Banks: 0.82%
Itau Unibanco Holding SA ADS «	54,500	845,840

Consumer Finance: 3.87%
MasterCard Incorporated	4,600	1,458,936
Visa Incorporated Class A	29,600	2,537,312

		3,996,248

Health Care: 13.32%

Biotechnology: 2.80%
Alexion Pharmaceuticals Incorporated †	34,292	2,196,746
BioMarin Pharmaceutical Incorporated †	21,705	691,738

		2,888,484

Health Care Equipment & Supplies: 0.85%
Alere Incorporated †	44,900	882,285
Health Care Providers & Services: 4.84%
Cardinal Health Incorporated	37,000	1,549,560
HealthSpring Incorporated †	48,001	1,750,116
Laboratory Corporation of America Holdings †«	21,500	1,699,575

		4,999,251

Health Care Technology: 1.78%
Cerner Corporation †«	26,800	1,836,336

Life Sciences Tools & Services: 1.43%
Bruker Corporation †«	70,100	948,453
Illumina Incorporated †	12,870	526,640

		1,475,093

Pharmaceuticals: 1.62%
Allergan Incorporated «	20,300	1,672,314

Industrials: 14.23%

Aerospace & Defense: 5.88%
Embraer SA «	51,600	1,309,092
Precision Castparts Corporation	13,800	2,145,348
TransDign Group Incorporated †«	32,000	2,613,440

		6,067,880

Machinery: 3.30%
AGCO Corporation †	26,300	909,191
Chart Industries Incorporated †	10,700	451,219
Cummins Incorporated «	17,464	1,426,110

2

WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND	PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Machinery (continued)
WABCO Holdings Incorporated †	16,500	$624,690

		3,411,210

Road & Rail: 3.76%
Hertz Global Holdings Incorporated †«	141,300	1,257,570
Kansas City Southern †«	52,500	2,622,900

		3,880,470

Trading Companies & Distributors: 1.29%
WESCO International Incorporated †«	39,700	1,331,935

Information Technology: 29.42%

Communications Equipment: 0.91%
Acme Packet Incorporated †«	22,100	941,239

Computers & Peripherals: 9.09%
Apple Incorporated †	20,300	7,737,954
EMC Corporation †«	78,200	1,641,418

		9,379,372

Internet Software & Services: 0.39%
F5 Networks Incorporated †	5,700	404,985

IT Services: 3.70%
Cognizant Technology Solutions Corporation Class A †	31,900	2,000,130
Gartner Incorporated †«	52,219	1,820,877

		3,821,007

Semiconductors & Semiconductor Equipment: 5.81%
ARM Holdings plc ADR	45,400	1,157,700
Atmel Corporation †	72,700	586,689
Avago Technologies Limited	35,900	1,176,443
Microchip Technology Incorporated	17,800	553,758
NetLogic Microsystems Incorporated †	52,488	2,525,198

		5,999,788

Software: 9.52%
Citrix Systems Incorporated †	28,200	1,537,746
Oracle Corporation	95,100	2,733,174
Qlik Technologies Incorporated †	51,675	1,119,281
Red Hat Incorporated †«	35,300	1,491,778
Salesforce.com Incorporated †«	12,600	1,439,928
TIBCO Software Incorporated †	67,500	1,511,325

		9,833,232

Materials: 4.55%

Chemicals: 3.03%
Airgas Incorporated	36,300	2,316,666
Monsanto Company	13,500	810,540

		3,127,206

3

PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND

Security Name			Shares	Value
Containers & Packaging: 1.52%
Crown Holdings Incorporated †			51,300	$1,570,293

Telecommunication Services: 2.19%

Wireless Telecommunication Services: 2.19%
American Tower Corporation Class A †			42,000	2,259,600

Total Common Stocks (Cost $100,083,168)				102,692,168

			Principal
Other: 0.18%
Gryphon Funding Limited, Pass-through Entity (a)(i)(v)			$192,830	72,369
VFNC Corporation, Pass-through Entity, 0.24% (a)(i)(v)144A±			223,788	114,132
Total Other (Cost $83,026)				186,501

		Yield	Shares
Short-Term Investments: 32.73%

Investment Companies : 32.73%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class(l)(u)		0.06%	1,187,023	1,187,023
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.20	32,612,509	32,612,509

Total Short-Term Investments (Cost $33,799,532)				33,799,532

Total Investments in Securities (Cost $133,965,726)*	132.36%			136,678,201
Other Assets and Liabilities, Net	(32.36)			(33,415,063)

Total Net Assets	100.00%			$103,263,138

†	Non-income earning security.
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security.
(v)	Security represents investment of cash collateral received from securities on loan.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $134,120,036 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$15,413,632
Gross unrealized depreciation	(12,855,467)

Net unrealized appreciation	$2,558,165

4

WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage VT Omega Growth Fund (the “Fund”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating fund’s percentage ownership of the joint account as of such date.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$102,692,168	$0	$0	$102,692,168

Other	0	0	186,501	186,501

Short-term investments
Investment companies	1,187,023	32,612,509	0	33,799,532

	$103,879,191	$32,612,509	$186,501	$136,678,201

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended September 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of December 31, 2010	$239,022
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	15,128
Purchases	0
Sales	(67,649)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of September 30, 2011	$186,501

Change in unrealized gains (losses) relating to securities still held at September 30, 2011	$(17,148)

WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND	PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 98.34%

Consumer Discretionary: 21.28%

Auto Components: 1.15%
Johnson Controls Incorporated «	102,943	$2,714,607

Diversified Consumer Services: 1.59%
Apollo Group Incorporated Class A †	94,674	3,750,037

Hotels, Restaurants & Leisure: 2.54%
Carnival Corporation «	100,134	3,034,060
Darden Restaurants Incorporated «	69,449	2,968,945

		6,003,005

Household Durables: 1.22%
Whirlpool Corporation «	57,432	2,866,431

Internet & Catalog Retail: 1.32%
Liberty Media Corporation Interactive Series A †	211,536	3,124,387

Media: 6.32%
Cablevision Systems Corporation New York Group Class A	153,863	2,420,265
Comcast Corporation Class A	183,869	3,804,250
Discovery Communications Incorporated †	78,102	2,745,285
Liberty Global Incorporated Series A «†	71,967	2,603,766
Omnicom Group Incorporated «	91,014	3,352,956

		14,926,522

Multiline Retail: 4.77%
Kohl’s Corporation «	81,312	3,992,419
Nordstrom Incorporated	80,495	3,677,012
Target Corporation	73,149	3,587,227

		11,256,658

Specialty Retail: 2.37%
Best Buy Company Incorporated «	117,537	2,738,612
Staples Incorporated «	215,002	2,859,527

		5,598,139

Consumer Staples: 4.73%

Food & Staples Retailing: 1.62%
Kroger Company «	174,048	3,822,094

Food Products: 1.48%
General Mills Incorporated	90,922	3,497,769

Household Products: 1.63%
Church & Dwight Company Incorporated «	87,130	3,851,146

Energy: 7.27%

Energy Equipment & Services: 3.72%
National Oilwell Varco Incorporated	63,346	3,244,582
Transocean Limited	62,299	2,974,154

1

WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND	PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Energy Equipment & Services (continued)
Weatherford International Limited †	210,137	$2,565,773

		8,784,509

Oil, Gas & Consumable Fuels: 3.55%
Apache Corporation	25,879	2,076,531
Peabody Energy Corporation «	38,946	1,319,490
Range Resources Corporation «	36,206	2,116,603
Southwestern Energy Company «†	86,265	2,875,212

		8,387,836

Financials: 14.97%

Capital Markets: 2.45%
Invesco Limited	164,997	2,559,103
TD Ameritrade Holding Corporation «	219,033	3,220,880

		5,779,983

Commercial Banks: 3.96%
Branch Banking & Trust Corporation	164,849	3,516,229
City National Corporation «	69,805	2,635,837
Fifth Third Bancorp	315,817	3,189,752

		9,341,818

Consumer Finance: 1.54%
MasterCard Incorporated	11,435	3,626,725

Diversified Financial Services: 0.74%
Moody’s Corporation «	57,129	1,739,578

Insurance: 3.92%
ACE Limited	46,041	2,790,085
Reinsurance Group of America Incorporated	64,627	2,969,611
RenaissanceRe Holdings Limited «	54,994	3,508,617

		9,268,313

REITs: 2.36%
BioMed Realty Trust Incorporated «	205,220	3,400,495
LaSalle Hotel Properties	113,845	2,185,824

		5,586,319

Health Care: 10.60%

Health Care Equipment & Supplies: 4.14%
C.R. Bard Incorporated	34,391	3,010,588
Covidien plc	79,656	3,512,830
Zimmer Holdings Incorporated «†	60,600	3,242,100

		9,765,518

Health Care Providers & Services: 2.45%
Health Management Associates Incorporated Class A †	433,299	2,998,429
McKesson Corporation	38,312	2,785,282

		5,783,711

2

WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND	PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Life Sciences Tools & Services: 4.01%
Covance Incorporated †	66,484	$3,021,698
Thermo Fisher Scientific Incorporated †	62,419	3,160,898
Waters Corporation «†	43,621	3,292,949

		9,475,545

Industrials: 15.16%

Aerospace & Defense: 1.32%
Embraer SA ADR	122,490	3,107,571

Airlines : 1.87%
Delta Air Lines Incorporated †	407,128	3,053,460
United Continental Holdings Incorporated «†	70,696	1,370,088

		4,423,548

Commercial Services & Supplies: 1.63%
Republic Services Incorporated	136,942	3,842,593

Construction & Engineering: 2.04%
Jacobs Engineering Group Incorporated «†	84,557	2,730,346
Quanta Services Incorporated «†	110,500	2,076,295

		4,806,641

Electrical Equipment: 1.95%
AMETEK Incorporated	78,329	2,582,507
Babcock & Wilcox Company †	9,760	190,808
Rockwell Automation Incorporated	32,754	1,834,224

		4,607,539

Machinery: 2.87%
Dover Corporation «	61,992	2,888,827
Oshkosh Corporation «†	84,580	1,331,289
Pall Corporation	60,370	2,559,688

		6,779,804

Professional Services: 1.07%
Manpower Incorporated	75,418	2,535,553

Road & Rail: 2.41%
Hertz Global Holdings Incorporated «†	328,550	2,924,095
J.B. Hunt Transport Services Incorporated «	76,682	2,769,754

		5,693,849

Information Technology: 16.45%

Communications Equipment: 1.10%
Polycom Incorporated †	141,482	2,599,024

Computers & Peripherals: 1.27%
NetApp Incorporated «†	88,534	3,004,844

Electronic Equipment, Instruments & Components: 1.22%
Amphenol Corporation Class A «	70,930	2,891,816

Internet Software & Services: 2.33%
Akamai Technologies Incorporated «†	92,952	1,847,886

3

WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND	PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)

Security Name		Shares	Value
Internet Software & Services (continued)
Equinix Incorporated «†		41,218	$3,661,395

			5,509,281

IT Services: 2.80%
Alliance Data Systems Corporation «†		28,349	2,627,952
Cognizant Technology Solutions Corporation Class A †		10,830	679,041
Global Payments Incorporated		81,562	3,294,289

			6,601,282

Semiconductors & Semiconductor Equipment: 5.26%
Altera Corporation		83,664	2,637,926
ARM Holdings plc		379,411	3,244,584
Avago Technologies Limited		104,234	3,415,748
ON Semiconductor Corporation †		436,374	3,128,802

			12,427,060

Software: 2.47%
Autodesk Incorporated †		103,621	2,878,591
Red Hat Incorporated †		69,619	2,942,099

			5,820,690

Materials: 6.77%

Chemicals: 1.85%
Praxair Incorporated «		46,673	4,362,992

Containers & Packaging : 4.14%
Bemis Company Incorporated «		124,648	3,653,433
Crown Holdings Incorporated †		110,523	3,383,109
Owens-Illinois Incorporated †		180,413	2,727,845

			9,764,387

Metals & Mining: 0.78%
Agnico-Eagle Mines Limited «		31,143	1,853,633

Telecommunication Services: 1.11%

Wireless Telecommunication Services: 1.11%
American Tower Corporation Class A †		48,854	2,628,345

Total Common Stocks (Cost $246,014,678)			232,211,102

Other: 0.84%
Gryphon Funding Limited, Pass-thru Entity (a)(i)(v)		2,056,310	771,733
VFNC Corporation, Pass-thru Entity, 0.24% (a)(i)(v)±144A		2,386,437	1,217,083
Total Other (Cost $885,376)			1,988,816

	Yield	Shares
Short-Term Investments: 32.35%
Investment Companies: 32.35%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)	0.06%	2,977,374	2,977,374

4

WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND	PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)

Security Name		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.20	73,399,980	$73,399,980
Total Short-Term Investments (Cost $76,377,354)				76,377,354

Total Investments in Securities (Cost $323,277,408)*	131.53%			310,577,272
Other Assets and Liabilities, Net	(31.53)			(74,446,763)

Total Net Assets	100.00%			$236,130,509

«	All or a portion of this security is on loan.
†	Non-income earning security.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(v)	Security represents investment of cash collateral received from securities on loan.
±	Variable rate investment.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $326,449,484 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$13,788,238
Gross unrealized depreciation	(29,660,450)

Net unrealized depreciation	$(15,872,212)

5

WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage VT Opportunity Fund (the “Fund”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating fund’s percentage ownership of the joint account as of such date.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$232,211,102	$0	$0	$232,211,102
Other	0	0	1,988,816	1,988,816
Short-term investments
Investment companies	2,977,374	73,399,980	0	76,377,354

	$235,188,476	$73,399,980	$1,988,816	$310,577,272

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended September 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of December 31, 2010	$2,520,461
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	166,592
Purchases	0
Sales	(721,399)
Transfers into Level 3	23,162
Transfers out of Level 3	0

Balance as of September 30, 2011	$1,988,816

Change in unrealized gains (losses) relating to securities still held at September 30, 2011	$(182,862)

WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND	PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 99.03%

Consumer Discretionary: 18.52%

Hotels, Restaurants & Leisure: 6.18%
BJ’s Restaurants Incorporated †«	94,380	$4,163,102
Bravo Brio Restaurant Group Incorporated †	66,066	1,099,338
Life Time Fitness Incorporated †«	133,100	4,904,735
Scientific Games Corporation Class A †	175,000	1,246,000
Shuffle Master Incorporated †	165,142	1,388,844

		12,802,019

Household Durables: 0.53%
Sodastream International Limited †«	33,000	1,090,650

Internet & Catalog Retail: 2.22%
Homeaway Incorporated †	32,101	1,079,236
Shutterfly Incorporated †	85,653	3,527,191

		4,606,427

Media: 1.52%
IMAX Corporation †	82,100	1,188,808
MDC Partners Incorporated	74,800	1,078,616
ReachLocal Incorporated †	80,018	869,796

		3,137,220

Specialty Retail: 5.46%
Hibbett Sports Incorporated †«	74,200	2,514,638
Tractor Supply Company	66,100	4,134,555
Ulta Salon Cosmetics & Fragrance Incorporated †	47,800	2,974,594
Vitamin Shoppe Incorporated †	44,900	1,681,056

		11,304,843

Textiles, Apparel & Luxury Goods: 2.61%
Vera Bradley Incorporated †«	104,693	3,774,183
Warnaco Group Incorporated †«	35,300	1,626,977

		5,401,160

Consumer Staples: 1.54%

Food & Staples Retailing: 1.54%
Fresh Market Incorporated †«	83,571	3,189,069

Energy: 5.71%

Oil, Gas & Consumable Fuels: 5.71%
Approach Resources Incorporated †«	107,200	1,821,328
Brigham Exploration Company †	96,550	2,438,853
Carrizo Oil & Gas Incorporated †«	54,256	1,169,217
Northern Oil & Gas Incorporated †«	228,600	4,432,554
Oasis Petroleum Incorporated †«	87,300	1,949,409

		11,811,361

1

WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND	PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Financials: 2.36%

Capital Markets: 2.36%
Financial Engines Incorporated †«	269,600	$4,882,456

Health Care: 26.93%

Biotechnology: 0.44%
Exact Sciences Corporation †	138,320	917,062

Health Care Equipment & Supplies: 11.23%
DexCom Incorporated †	221,000	2,652,000
Endologix Incorporated †	210,600	2,114,424
Masimo Corporation «	94,940	2,055,451
NxStage Medical Incorporated †	261,220	5,449,049
SonoSite Incorporated †	120,110	3,644,137
Volcano Corporation †	177,700	5,265,251
Zoll Medical Corporation †	54,600	2,060,604

		23,240,916

Health Care Providers & Services: 7.41%
Catalyst Health Solutions Incorporated †	63,837	3,682,757
Centene Corporation †	129,300	3,707,031
HMS Holdings Corporation †	263,250	6,420,668
IPA The Hospitalist Company †	42,800	1,527,532

		15,337,988

Health Care Technology: 1.98%
Merge Healthcare Incorporated †	133,800	814,842
SXC Health Solutions Corporation †	59,140	3,294,098

		4,108,940

Life Sciences Tools & Services: 0.87%
Luminex Corporation †	81,426	1,805,214

Pharmaceuticals: 5.00%
Akorn Incorporated †«	696,215	5,437,439
Impax Laboratories Incorporated †	44,400	795,204
Jazz Pharmaceuticals Incorporated †	99,200	4,118,784

		10,351,427

Industrials: 15.00%

Commercial Services & Supplies: 1.91%
InnerWorkings Incorporated †	262,889	2,061,050
On Assignment Incorporated †	267,581	1,891,798

		3,952,848

Electrical Equipment: 3.57%
Altra Holdings Incorporated †	141,040	1,631,833
Polypore International Incorporated †	102,000	5,765,040

		7,396,873

Machinery: 5.28%
Chart Industries Incorporated †	109,792	4,629,929

2

WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND	PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Machinery (continued)
Robbins & Myers Incorporated	83,100	$2,884,401
The Middleby Corporation †	40,999	2,888,790
Trimas Corporation †	36,191	537,436

		10,940,556

Road & Rail: 1.94%
Genesee & Wyoming Incorporated †	73,400	3,414,568
Greenbrier Companies Incorporated †«	52,000	605,800

		4,020,368

Trading Companies & Distributors: 2.30%
DXP Enterprises Incorporated †	91,497	1,722,889
Titan Machinery Incorporated †	169,173	3,028,197

		4,751,086

Information Technology: 28.42%

Communications Equipment: 2.69%
Aruba Networks Incorporated †«	137,300	2,870,943
Ixia †	238,231	1,827,232
ShoreTel Incorporated †	173,700	865,026

		5,563,201

Electronic Equipment, Instruments & Components: 0.49%
Maxwell Technologies Incorporated †	49,100	903,931
Rofin-Sinar Technologies Incorporated †	5,700	109,440

		1,013,371

Internet Software & Services: 7.44%
Envestnet Incorporated †	230,200	2,302,000
Liveperson Incorporated †	110,500	1,099,475
LogMeIn Incorporated †«	118,200	3,925,422
LoopNet Incorporated †	21,537	368,929
Marchex Incorporated Class B	127,000	1,079,500
Mercadolibre Incorporated «	34,200	1,838,250
Quinstreet Incorporated †	68,883	712,939
SciQuest Incorporated †	171,040	2,555,338
VistaPrint NV †	56,411	1,524,789

		15,406,642

IT Services: 2.82%
Gartner Incorporated †	48,294	1,684,012
Wright Express Corporation †	109,394	4,161,348

		5,845,360

Semiconductors & Semiconductor Equipment: 4.39%
Cavium Incorporated †	56,100	1,515,261
Entegris Incorporated †	331,600	2,115,608
EZchip Semiconductor Limited †	58,100	1,930,082
NetLogic Microsystems Incorporated †	73,500	3,536,085

		9,097,036

3

WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND	PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)

Security Name			Shares	Value
Software: 10.59%
Allot Communications Limited †«			150,100	$1,463,475
Ariba Incorporated †			28,700	795,277
Broadsoft Incorporated †«			34,476	1,046,347
Fortinet Incorporated †			212,600	3,571,680
PROS Holdings Incorporated †			58,827	758,280
Realpage Incorporated †«			108,900	2,227,005
SuccessFactors Incorporated †			117,390	2,698,796
Synchronoss Technologies Incorporated †			147,558	3,675,670
Taleo Corporation Class A †			89,173	2,293,530
Ultimate Software Group Incorporated †			62,200	2,905,984
Velti plc ADR †			73,500	485,835

				21,921,879

Materials: 0.55%

Chemicals: 0.55%
LSB Industries Incorporated †			39,600	1,135,327

Total Common Stocks (Cost $225,768,548)				205,031,299

			Principal
Other: 0.42%
Gryphon Funding Limited Pass-through Entity (a)(i)(v)			889,379	333,784
VFNC Corporation Pass-through Entity, 0.21% (a)(i)(v)144A±			1,032,163	526,403

Total Other (Cost $382,936)				860,187

		Yield	Shares
Short-Term Investments: 20.17%

Investment Companies : 20.17%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)		0.06	1,863,518	1,863,518
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.20	39,905,540	39,905,540

Total Short-Term Investments (Cost $41,769,058)				41,769,058

Total Investments in Securities (Cost $267,920,542)*	119.62%			247,660,544
Other Assets and Liabilities, Net	(19.62)			(40,622,829)

Total Net Assets	100.00%			$207,037,715

†	Non-income earning security.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

(v)	Security represents investment of cash collateral received from securities on loan.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investment.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $268,725,293 and net unrealized appreciation (depreciation) consists of:

4

WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND	PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)

Gross unrealized appreciation	$13,273,092
Gross unrealized depreciation	(34,337,841)

Net unrealized depreciation	$(21,064,749)

5

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Small Cap Growth Fund (the “Fund”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating fund’s percentage ownership of the joint account as of such date.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$205,031,299	$0	$0	$205,031,299
Other	0	0	860,187	860,187

Short-term investments
Investment companies	1,863,518	39,905,540	0	41,769,058

	$206,894,817	$39,905,540	$860,187	$247,660,544

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended September 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of December 31, 2010	$1,102,424
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	69,776
Purchases	0
Sales	(312,013)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of September 30, 2011	$860,187

Change in unrealized gains (losses) relating to securities still held at September 30, 2011	$(79,090)

WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 96.13%

Consumer Discretionary: 5.98%

Automobiles: 0.08%
Winnebago Industries Incorporated †	6,000	$41,520

Diversified Consumer Services: 0.32%
Cambium Learning Group Incorporated †	22,100	66,079
Corinthian Colleges Incorporated †	66,100	103,116

		169,195

Hotels, Restaurants & Leisure: 1.66%
Denny’s Corporation †	52,600	175,158
Scientific Games Corporation Class A †	37,600	267,712
The Wendy’s Company	97,300	446,607

		889,477

Household Durables: 0.76%
Cavco Industries Incorporated †	6,500	223,860
KB Home Incorporated	13,000	76,180
Skyline Corporation	11,200	106,960

		407,000

Internet & Catalog Retail: 0.07%
dELiA*s Incorporated †	30,450	40,194

Media: 0.58%
Discovery Communications Incorporated Class A †	8,900	312,835

Multiline Retail: 0.25%
Saks Incorporated †	15,300	133,875

Specialty Retail: 2.26%
Collective Brands Incorporated †	38,500	498,960
Foot Locker Incorporated	4,000	80,360
GameStop Corporation Class A †	8,600	198,660
rue21 Incorporated †	5,700	129,333
Talbots Incorporated †	48,000	129,600
Vitamin Shoppe Incorporated †	4,800	179,712

		1,216,625

Consumer Staples: 0.65%

Personal Products: 0.65%
Prestige Brands Holdings Incorporated †	38,600	349,330

Energy: 23.96%

Energy Equipment & Services: 8.78%
Ensco International plc ADR	2,900	117,247
Global Industries Limited †	106,400	842,688
Helix Energy Solutions Group Incorporated †	19,900	260,690
Helmerich & Payne Incorporated	14,000	568,400
ION Geophysical Corporation †	109,300	516,989
Key Energy Services Incorporated †	42,200	400,478
Newpark Resources Incorporated †	119,200	725,928

1

PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND

Security Name	Shares	Value
Energy Equipment & Services (continued)
Oceaneering International Incorporated	16,900	$597,246
Parker Drilling Company †	36,800	161,552
PHI Incorporated (non-voting) †	13,900	266,046
PHI Incorporated (voting) †	2,200	42,768
Vantage Drilling Company †	59,700	74,625
Willbros Group Incorporated †	34,500	143,865

		4,718,522

Oil, Gas & Consumable Fuels: 15.18%
Forest Oil Corporation †	16,500	237,600
InterOil Corporation †	75,500	3,678,360
McMoRan Exploration Company †	113,700	1,129,041
Newfield Exploration Company †	3,900	154,791
PetroQuest Energy Incorporated †	12,700	69,850
Pioneer Natural Resources Company	2,000	131,540
Plains Exploration & Product Company †	4,500	102,195
Range Resources Corporation	29,400	1,718,724
Trilogy Energy Corporation	36,200	932,723

		8,154,824

Financials: 18.49%

Commercial Banks: 4.11%
Ameris Bancorp	5,600	48,776
Associated Banc-Corporation	10,800	100,440
Bancorp Incorporated †	22,426	160,570
Center Financial Corporation †	24,800	116,312
CenterState Banks Incorporated	20,900	109,307
City National Corporation	7,000	264,320
First Horizon National Corporation	20,000	119,200
Hancock Holding Company	15,133	405,262
Iberiabank Corporation	6,900	324,714
NBH Holdings Corporation (a)144A	12,400	210,800
Park Sterling Corporation †	16,500	56,430
Sandy Spring Bancorp Incorporated	5,980	87,487
SVB Financial Group Company †	4,500	166,500
Western Liberty Bancorp †	13,865	36,742

		2,206,860

Insurance: 2.95%
Argo Group International Holdings Limited	31,300	887,981
Hilltop Holdings Incorporated †	30,600	220,626
Mercury General Corporation	7,900	302,965
OneBeacon Insurance Group Limited	12,800	174,592

		1,586,164

REIT: 11.05%
Anworth Mortgage Asset Corporation	45,900	312,120
Armour Residential Incorporated	5,300	36,040
Capstead Mortgage Corporation	65,200	752,408
Chimera Investment Corporation	654,000	1,811,580
Crexus Investment Corporation	69,800	619,824
Hatteras Financial Corporation	17,600	442,816
Invesco Mortgage Capital	43,500	614,655
MFA Mortgage Investments Incorporated	85,200	598,104
Redwood Trust Incorporated	29,700	331,749

2

WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)

Security Name	Shares	Value
REIT (continued)
Sun Communities Incorporated	11,970	$421,224

		5,940,520

Thrifts & Mortgage Finance: 0.38%
First Niagara Financial Group Incorporated	14,200	129,930
Northwest Bancshares Incorporated	6,200	73,842

		203,772

Health Care: 7.50%

Biotechnology: 0.47%
Gen-Probe Incorporated †	4,400	251,900

Health Care Equipment & Supplies: 3.67%
Hill-Rom Holdings Incorporated	4,000	120,080
Hologic Incorporated †	14,600	222,066
Invacare Corporation	4,000	92,160
Orasure Technologies Incorporated †	93,200	741,872
Steris Corporation	4,500	131,715
Symmetry Medical Incorporated †	18,800	145,136
Thoratec Corporation †	9,600	313,344
Varian Medical Systems Incorporated †	3,900	203,424

		1,969,797

Health Care Providers & Services: 1.64%
Amedisys Incorporated †	18,400	272,688
Community Health Systems Incorporated †	5,300	88,192
Cross Country Healthcare Incorporated †	38,300	160,094
Gentiva Health Services Incorporated †	29,900	165,048
Healthways Incorporated †	9,000	88,470
Omnicare Incorporated	4,200	106,806

		881,298

Health Care Technology: 0.28%
Medidata Solutions Incorporated †	9,100	149,604

Life Sciences Tools & Services: 1.44%
Accelrys Incorporated †	30,200	183,012
Life Technologies Corporation †	2,700	103,761
Nordion Incorporated	24,700	217,854
Parexel International Corporation †	14,300	270,699

		775,326

Industrials: 13.31%

Airlines: 4.48%
Alaska Air Group Incorporated †	9,900	557,271
Delta Air Lines Incorporated †	76,100	570,750
Lan Airlines SA ADR	5,100	105,315
United Continental Holdings Incorporated †	60,500	1,172,490

		2,405,826

Building Products: 0.40%
Webco Industries Incorporated (a)†	1,850	212,750

3

PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND

Security Name	Shares	Value
Commercial Services & Supplies: 4.10%
ABM Industries Incorporated	31,800	$606,108
ACCO Brands Corporation †	50,360	240,217
GEO Group Incorporated	41,800	775,808
Healthcare Services Group	19,600	316,344
Kforce Incorporated †	8,100	79,461
Verisk Analytics Incorporated Class A †	5,300	184,281

		2,202,219

Construction & Engineering: 2.56%
Chicago Bridge & Iron Company NV	42,400	1,213,912
Primoris Services Corporation	15,400	161,084

		1,374,996

Electrical Equipment: 0.72%
GrafTech International Limited †	30,700	389,890

Professional Services: 0.36%
Hill International Incorporated †	41,900	196,092

Road & Rail: 0.16%
Covenant Transport Incorporated Class A †	23,700	86,505

Trading Companies & Distributors: 0.53%
Applied Industrial Technologies Incorporated	4,400	119,504
RSC Holdings Incorporated †	23,300	166,129

		285,633

Information Technology: 8.21%

Communications Equipment: 2.11%
Brocade Communications Systems Incorporated †	70,900	306,288
China GrenTech Corporation Limited ADR †	38,300	65,493
Harmonic Incorporated †	49,500	210,870
InterDigital Incorporated	6,000	279,480
MRV Communications Incorporated †	221,800	272,814

		1,134,945

Computers & Peripherals: 1.76%
Cray Incorporated †	67,600	358,956
Intermec Incorporated †	57,900	377,508
Quantum Corporation †	116,900	211,589

		948,053

Electronic Equipment, Instruments & Components: 3.95%
Checkpoint Systems Incorporated †	13,400	181,972
Cognex Corporation	14,200	384,962
Coherent Incorporated †	15,800	678,768
Itron Incorporated †	2,900	85,550
OSI Systems Incorporated †	15,400	516,208
Power One Incorporated †	60,800	273,600

		2,121,060

4

WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)

Security Name		Shares	Value
Internet Software & Services: 0.22%
Monster Worldwide Incorporated †		16,200	$116,316

Office Electronics: 0.17%
Zebra Technologies Corporation †		2,900	89,726

Materials: 17.11%

Chemicals: 0.58%
Calgon Carbon Corporation †		21,300	310,341

Containers & Packaging: 0.59%
Intertape Polymer Group Incorporated †		161,600	315,120

Metals & Mining: 15.59%
Agnico-Eagle Mines Limited		12,400	738,048
Carpenter Technology Corporation		16,000	718,240
Eldorado Gold Corporation		22,100	378,794
Great Basin Gold Limited †		75,600	127,764
Harry Winston Diamond Corporation †		9,100	92,365
Jaguar Mining Incorporated †		69,100	324,770
Petaquilla Minerals Limited †		40,300	25,591
Randgold Resources Limited ADR		40,500	3,917,160
Royal Gold Incorporated		11,600	743,096
Sandstorm Gold Limited †		210,240	210,661
Silver Standard Resources Incorporated †		13,600	249,560
Steel Dynamics Incorporated		38,300	379,936
United States Steel Corporation		7,800	171,678
Yamana Gold Incorporated		22,100	301,886

			8,379,549

Paper & Forest Products: 0.35%
Wausau Paper Corporation		29,300	187,227

Telecommunication Services: 0.92%

Diversified Telecommunication Services: 0.92%
Cincinnati Bell Incorporated †		160,900	497,181

Total Common Stocks (Cost $54,358,314)			51,652,067

Investment Companies: 1.43%
Market Vectors Gold Miners ETF		10,500	579,495
SPDR KBW Regional Banking ETF		9,700	187,307

Total Investment Companies (Cost $747,328)			766,802

	Expiration Date
Warrants: 0.00%
Financials: 0.00%

REIT: 0.00%
Armour Residential Incorporated †	11/07/2011	1,000	20

Total Warrants (Cost $160)			20

5

PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND

Security Name		Yield	Shares	Value
Short-Term Investments: 1.70%

Investment Companies: 1.70%
Wells Fargo Advantage Cash Investment Money Market Fund Institutional Class (u)(l)		0.06%	916,053	$916,053

Total Short-Term Investments (Cost $916,053)				916,053

Total Investments in Securities (Cost $56,021,855)*	99.26%			53,334,942
Other Assets and Liabilities, Net	0.74			395,742

Total Net Assets	100.00%			$53,730,684

†	Non-income earning security.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(u)	Rate shown is the 7-day annualized yield at period end.
(l)	Investment in an affiliate.
*	Cost for federal income tax purposes is $56,422,532 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,448,137
Gross unrealized depreciation	(7,535,727)

Net unrealized depreciation	($3,087,590)

6

WELLS FARGO ADVANTAGE VARIABLE TRUST SMALL CAP VALUE FUND

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2011 (Unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage VT Small Cap Value Fund (the “Fund”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2011 the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$51,228,517	$212,750	$210,800	$51,652,067
Investment companies	766,802	0	0	766,802
Warrants	0	20	0	20
Short-term investments
Investment companies	916,053	0	0	916,053

	$52,911,372	$212,770	$210,800	$53,334,942

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended September 30 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common stocks
Balance as of December 31, 2010	$170,200
Accrued discounts (premiums)	0

Realized gains (losses)	0
Change in unrealized gains (losses)	44,379
Purchases	208,971
Sales	0
Transfers into Level 3	0
Transfers out of Level 3	(212,750)

Balance as of September 30, 2011	$210,800

Change in unrealized gains (losses) relating to securities still held at September 30, 2011	$1,829

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)

VT TOTAL RETURN BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities: 57.74%
FHLMC (a)%%	2.40%	12/15/2041	$202,000	$206,102
FHLMC %%	5.50	10/25/2041	133,000	147,090
FHLMC %%	5.50	10/25/2041	273,000	301,921
FHLMC #1B3430 ±	6.15	06/01/2037	159,125	172,612
FHLMC #1B7562 ±	5.77	11/01/2037	1,555	1,670
FHLMC #1G0784 ±	5.68	03/01/2036	22,872	24,767
FHLMC #1G1347 ±	5.81	11/01/2036	183,692	198,839
FHLMC #1G1614 ±	5.89	03/01/2037	11,743	12,706
FHLMC #1G1873 ±	5.68	03/01/2036	36,102	39,122
FHLMC #1H1334 ±	5.92	06/01/2036	63,822	69,157
FHLMC #1J1920 ±	5.59	10/01/2038	32,730	35,439
FHLMC #1Q0960 ±	5.98	06/01/2038	111,672	120,684
FHLMC #1Q1117 ±	5.61	08/01/2039	137,949	149,564
FHLMC #3508	4.00	02/15/2039	49,035	51,756
FHLMC #3598MA	4.50	11/15/2038	121,404	128,144
FHLMC #3626	5.00	03/15/2032	60,000	64,744
FHLMC #3631	4.00	02/15/2040	257,981	272,873
FHLMC #3652AP	4.50	03/15/2040	190,536	207,240
FHLMC #847703 ±	5.96	01/01/2037	5,426	5,861
FHLMC #A64183	6.00	08/01/2037	60,648	67,740
FHLMC #A78331	6.00	03/01/2034	43,626	48,400
FHLMC #A84178	4.00	12/01/2035	116,966	123,570
FHLMC #A84181	4.00	12/01/2034	98,204	103,871
FHLMC #A97278	5.00	03/01/2041	28,760	31,212
FHLMC #A97387	5.00	03/01/2041	24,772	26,892
FHLMC #A97388	5.00	03/01/2041	27,786	30,155
FHLMC #A97960	5.00	04/01/2041	165,668	180,229
FHLMC #A97992	5.00	03/01/2041	44,663	48,486
FHLMC #G01777	6.00	02/01/2035	38,846	43,072
FHLMC #G04484	6.00	08/01/2038	55,346	61,818
FHLMC #G04709	6.00	10/01/2038	84,295	94,153
FHLMC #G06008	6.00	12/01/2035	613,942	681,130
FHLMC #Q00053	5.00	04/01/2041	90,435	98,384
FHLMC #Q00491	5.00	04/01/2041	53,664	58,240
FHLMC #Q00492	5.00	04/01/2041	24,847	26,965
FHLMC #Q00537	5.00	05/01/2041	142,657	155,194
FHLMC #Q00549	5.00	05/01/2041	31,822	34,535
FHLMC #Q00769	5.00	05/01/2041	86,547	93,926
FHLMC #Q01156	5.00	06/01/2041	98,530	107,126
FHLMC #Q01161	5.00	06/01/2041	107,480	116,916
FHLMC #Q02358	5.00	07/01/2041	67,842	73,649
FHLMC #Q02360	5.00	07/01/2041	44,857	48,640
FHLMC #Q02361	5.00	07/01/2041	44,883	48,710
FHLMC #Q02378	5.00	07/01/2041	216,456	235,198
FHLMC #Q02701	4.50	08/01/2041	119,852	128,102
FHLMC #Q02708	4.50	08/01/2041	124,844	133,587
FHLMC #Q02859	4.50	08/01/2041	191,759	204,958
FHLMC #Q02861	4.50	08/01/2041	173,770	185,940
FHLMC #Q02953	5.00	08/01/2041	89,894	97,785
FHLMC #Q03634	4.50	09/01/2041	157,000	166,282
FHLMC #Q03673	4.50	10/01/2041	256,000	271,135
FHLMC Series 2980 Class QA	6.00	05/15/2035	627,731	706,055
FHLMC Series 3028 Class PG	5.50	09/15/2035	245,481	277,824
FHLMC Series K003 Class AAVB	4.77	05/25/2018	166,000	185,025
FHLMC Series K005 Class A2	4.32	11/25/2019	126,000	139,967
FHLMC Series T-48 Class 1A3 Preassign 00764	6.31	07/25/2033	3,092	3,514
FHLMC Series T-57 Class 1A3 Preassign 00073	7.50	07/25/2043	36,027	42,404
FHLMC Series T-59 Class 1A3 Preassign 00329	7.50	10/25/2043	47,176	55,147
FHLMC Series T-60 Class 1A3 Preassign 00462	7.50	03/25/2044	49,326	56,873
FNMA %%	3.00	02/25/2026	1,200,000	1,231,688
FNMA %%	3.50	10/25/2025	3,600,000	3,751,875
FNMA %%	3.50	06/25/2040	500,000	513,984
FNMA %%	3.50	07/25/2040	100,000	102,482

1

PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

VT TOTAL RETURN BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FNMA %%	4.50%	03/25/2039	$100,000	$106,109
FNMA %%	5.00	08/25/2036	400,000	430,250
FNMA	5.00	07/25/2037	81,734	89,307
FNMA	5.50	05/25/2040	459,903	513,822
FNMA %%	6.00	08/25/2035	3,200,000	3,504,000
FNMA %%	6.00	09/25/2035	3,000,000	3,279,844
FNMA #3613	5.50	12/15/2039	651,477	715,479
FNMA #462404 ±	6.27	09/01/2037	207,445	228,320
FNMA #545269	5.75	11/01/2011	23,486	23,468
FNMA #545547	6.02	03/01/2012	226,958	228,433
FNMA #725228	6.00	03/01/2034	1,628,169	1,807,747
FNMA #725229	6.00	03/01/2034	1,210,279	1,358,891
FNMA #725690	6.00	08/01/2034	106,647	118,151
FNMA #735116	6.00	12/01/2034	327,487	363,531
FNMA #735503	6.00	04/01/2035	178,959	198,656
FNMA #735504	6.00	04/01/2035	24,984	27,749
FNMA #808350	5.50	09/01/2034	60,650	65,920
FNMA #838303 ±	6.00	07/01/2037	23,841	25,852
FNMA #863729 ±	5.49	01/01/2036	128,975	138,211
FNMA #888941 ±	6.05	10/01/2037	81,068	87,973
FNMA #893916 ±	6.31	10/01/2036	20,758	22,555
FNMA #905629 ±	6.01	12/01/2036	31,627	34,199
FNMA #906403 ±	5.89	01/01/2037	36,094	39,016
FNMA #906404 ±	5.92	01/01/2037	66,638	72,024
FNMA #909569 ±	5.87	02/01/2037	37,404	40,467
FNMA #910293 ±	5.94	03/01/2037	40,956	44,277
FNMA #914819 ±	5.91	04/01/2037	51,528	55,772
FNMA #938185 ±	5.93	07/01/2037	47,923	51,910
FNMA #945646 ±	6.03	09/01/2037	14,064	15,255
FNMA #947424 ±	5.73	10/01/2037	22,747	24,656
FNMA #949690 ±	5.84	09/01/2037	66,194	71,775
FNMA #952835 ±	5.96	09/01/2037	24,401	26,692
FNMA #959331 ±	6.09	11/01/2037	29,216	31,744
FNMA #AA7377	4.00	05/01/2037	301,700	319,170
FNMA #AA7944	4.00	10/01/2033	28,090	29,783
FNMA #AA7945	4.00	10/01/2033	295,886	313,390
FNMA #AA7973	4.00	01/01/2035	52,514	55,620
FNMA #AB3339	4.50	08/01/2041	41,871	44,789
FNMA #AB3341	4.50	08/01/2041	45,863	48,986
FNMA #AB3342	4.50	08/01/2041	30,919	33,074
FNMA #AB3355	5.00	08/01/2041	65,573	72,109
FNMA #AD0086 ±	5.49	02/01/2039	71,390	77,370
FNMA #AD0682	6.00	12/01/2035	199,348	221,289
FNMA #AE0133	6.00	07/01/2037	500,292	555,429
FNMA #AE0642	6.00	12/01/2040	77,404	85,924
FNMA #AH9083	5.00	03/01/2041	24,826	27,015
FNMA #AI0719	6.00	10/01/2039	511,106	566,242
FNMA #AI1956	5.00	05/01/2041	114,282	124,328
FNMA #AI3126	5.00	05/01/2041	110,487	120,231
FNMA #AI4227	5.00	06/01/2041	97,587	106,195
FNMA #AI4229	5.00	06/01/2041	132,416	144,055
FNMA #AI4230	5.00	06/01/2041	88,640	96,431
FNMA #AI4231	5.00	06/01/2041	66,709	72,572
FNMA #AI5485	5.00	07/01/2041	24,929	27,120
FNMA #AI7760	5.00	08/01/2041	110,678	120,709
FNMA #AI7762	5.00	08/01/2041	66,800	72,671
FNMA #AI7763	5.00	08/01/2041	66,815	72,688
FNMA #AI8233	4.50	08/01/2041	218,657	234,670
FNMA #AI8236	4.50	08/01/2041	192,732	206,845
FNMA #AI8401	5.00	08/01/2041	237,661	259,200
FNMA #AI8898	5.00	09/01/2041	178,690	194,769
FNMA #AI8920	5.00	09/01/2041	156,734	170,939

2

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)

VT TOTAL RETURN BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FNMA #AJ0712	5.00%	09/01/2041	$78,000	$84,165
FNMA #Al0672	5.00	07/01/2041	1,166,000	1,256,341
FNMA Series 2002-33 Class A2	7.50	06/25/2032	36,125	41,413
FNMA Series 2003-W17 Class 1A7	5.75	08/25/2033	85,000	99,723
FNMA Series 2005-5 Class PA	5.00	01/25/2035	69,240	76,052
FNMA Series 2005-58 Class MA	5.50	07/25/2035	60,960	68,447
FNMA Series 2006-56 Class CA	6.00	07/25/2036	33,967	38,511
FNMA Series 2009-105 Class CB	6.00	12/25/2039	300,085	336,927
FNMA Series 2009-11 Class LC	4.50	03/25/2049	181,393	195,171
FNMA Series 2009-66 Class KE	4.00	09/25/2039	235,793	248,668
FNMA Series 2009-78 Class J	5.00	09/25/2019	255,068	276,669
FNMA Series 2009-93 Class PD	4.50	09/25/2039	101,570	111,252
FNMA Series 2009-M01 Class A2	4.29	07/25/2019	135,000	151,327
FNMA Series 2009-M02 Class A3	4.00	01/25/2019	244,000	265,597
FNMA Series 2010-054 Class EA	4.50	06/25/2040	363,442	398,111
FNMA Series 2010-M01 Class A2	4.45	09/25/2019	100,000	113,132
FNMA Series 2010-M03 Class A3	4.33	03/25/2020	499,000	553,120
FNMA Series 2011 Class 53	4.50	06/25/2041	245,682	264,161
GNMA %%	3.50	11/20/2040	3,000,000	3,108,750
GNMA #004975	4.00	03/20/2026	85,601	91,360
GNMA #005013	4.00	04/20/2026	928,525	991,000
GNMA #005050	4.00	05/20/2026	1,052,460	1,123,274
GNMA #005080	4.00	06/20/2026	2,105,844	2,247,535
GNMA #005168	4.00	09/20/2026	44,000	46,961
GNMA #082795 ±	4.00	04/20/2041	103,315	110,079
GNMA #082828 ±	4.00	05/20/2041	321,257	342,290
GNMA #082842 ±	3.50	05/20/2041	157,734	166,545
GNMA #082847 ±	3.50	05/20/2041	69,538	73,495
GNMA #200578	5.00	07/16/2033	631,721	694,277
GNMA #737970	3.50	02/20/2041	64,292	67,397
GNMA #737985	3.50	02/20/2041	32,585	34,159
GNMA #738074	3.50	03/20/2041	98,326	103,075
GNMA #738140	4.00	04/15/2026	164,918	176,066
GNMA #738174	3.50	02/20/2041	49,597	51,993
GNMA #738275	4.00	05/15/2026	96,301	102,811
GNMA #738281	4.00	05/15/2026	76,522	81,695
GNMA #738374	4.00	06/15/2026	98,828	105,509
GNMA #738490	4.00	07/15/2026	99,769	106,513
GNMA #762874	4.00	04/15/2026	86,040	91,856
GNMA #782044	6.50	12/15/2032	363,113	419,094
GNMA #783340	4.00	06/15/2026	201,195	214,757
GNMA #783355	6.00	01/15/2040	560,066	624,784
GNMA #82853 ±	3.50	06/20/2041	228,192	240,826
GNMA II %%	3.00	02/01/2034	75,000	78,626
GNMA II #005107	4.00	07/20/2026	437,810	467,267
GNMA II #005136	4.00	08/20/2026	529,224	564,832
GNMA II #082888 ±	3.50	07/20/2041	97,295	102,631
GNMA II #082894 ±	3.00	07/20/2041	120,575	126,344
GNMA II #082895 ±	3.00	07/20/2041	43,853	45,973
GNMA II #082896 ±	3.50	07/20/2041	205,333	216,295
GNMA II #082914 ±	3.50	08/20/2041	65,876	69,756
GNMA II #082915 ±	3.00	08/20/2041	67,888	70,593
GNMA II #082928 ±	3.00	08/20/2041	43,923	45,915
GNMA Series 2002-95 Class DB	6.00	01/25/2033	140,000	160,438

Total Agency Securities (Cost $48,607,644)				49,362,355

Asset-Backed Securities: 6.35%
Ally Auto Receivables Trust Series 2011-4 Class A4	1.14	06/15/2016	106,000	106,191
Ally Master Owner Trust Series 2011-4 Class A2	1.54	09/15/2016	117,000	116,604
Capital One Multi-Asset Execution Trust Series 2004-A4 Class A4 ±	0.45	03/15/2017	50,000	49,944
Capital One Multi-Asset Execution Trust Series 2005-A10 Class A ±	0.31	09/15/2015	101,000	100,870
Chase Issuance Trust Series 2005-A11 Class A ±	0.30	12/15/2014	217,000	216,930

3

PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

VT TOTAL RETURN BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Asset-Backed Securities (continued)
Chase Issuance Trust Series 2005-A6 Class A6 ±	0.30%	07/15/2014	$71,000	$70,971
Citibank Omni Master Trust Series 2009-A14 Class A14 ±144A	2.98	08/15/2018	509,000	532,558
Citibank Omni Master Trust Series 2009-A8 Class A8 ±144A	2.33	05/16/2016	332,000	334,826
Developers Diversified Realty Corporation Trust Series 2009-DDR1 Class A 144A	3.81	10/14/2022	263,294	274,497
Discover Card Master Trust Series 2009-A1 Class A1 ±	1.53	12/15/2014	100,000	100,869
GE Capital Credit Card Master Note Trust Series 2009-2 Class A	3.69	07/15/2015	114,000	116,699
Goal Capital Funding Trust Series 2006-1 Class A3 ±	0.43	11/25/2026	334,000	314,897
Hyundai Auto Receivables Trust Series 2011-C Class A4	1.30	02/15/2018	93,000	92,976
MBNA Credit Card Master Trust Series 1997-B Class A ±	0.39	08/15/2014	423,000	423,057
Morgan Stanley Home Equity Loans Series 2007-1 Class A1 ±	0.28	12/25/2036	2,501	2,463
Nelnet Student Loan Trust Series 2005-2 Class A5 ±	0.46	03/23/2037	196,000	177,785
Nelnet Student Loan Trust Series 2006-1 Class A4 ±	0.39	11/23/2022	142,000	138,655
Nelnet Student Loan Trust Series 2006-2 Class A4 ±	0.33	10/26/2026	180,000	178,436
Nelnet Student Loan Trust Series 2007-1 Class A3 ±	0.38	05/27/2025	253,000	231,407
Nelnet Student Loan Trust Series 2008-3 Class A4 ±	1.96	11/25/2024	293,000	302,476
SLM Student Loan Trust Series 2008-9 Class A ±	1.75	04/25/2023	156,997	161,264
SLM Student Loan Trust Series 2000-A Class A2 ±	0.44	10/28/2028	127,867	127,395
SLM Student Loan Trust Series 2003-14 Class A5 ±	0.48	01/25/2023	340,000	334,577
SLM Student Loan Trust Series 2004-3 Class A5 ±	0.42	07/25/2023	93,000	90,105
SLM Student Loan Trust Series 2005-6 Class A ±	0.36	07/27/2026	198,000	192,032
SLM Student Loan Trust Series 2007-2 Class A2 ±	0.69	05/15/2028	226,000	217,202
SLM Student Loan Trust Series 2008-4 Class A2 ±	1.30	07/25/2016	101,000	102,185
World Financial Network Credit Card Master Trust Series 2009-A Class A	4.60	09/15/2015	183,000	183,831
World Omni Auto Receivables Trust Series 2008-A Class A4	4.74	10/15/2013	136,961	139,572

Total Asset-Backed Securities (Cost $5,421,911)				5,431,274

Non-Agency Mortgage Backed Securities: 8.65%
Americold LLC Trust Series 2010-ART Class A1 144A	3.85	01/14/2029	183,837	191,758
Bank of America Commercial Mortgage Incorporated Series 2002-PB2 Class B	6.31	06/11/2035	100,000	100,006
Bank of America Commercial Mortgage Incorporated Series 2004-6 Class A3	4.51	12/10/2042	45,208	45,484
Bank of America Commercial Mortgage Incorporated Series 2006-5 Class A4	5.41	09/10/2047	36,000	37,602
Bank of America Commercial Mortgage Incorporated Series 2006-6 Class A4	5.36	10/10/2045	434,000	453,135
Bank of America Commercial Mortgage Incorporated Series 2007-1 Class A2	5.38	01/15/2049	72,196	72,288
Bear Stearns Commercial Mortgage Securities Incorporated Series 2003-T12 Class A3	4.24	08/13/2039	18,582	18,688
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR7 Class A	4.95	02/11/2041	66,875	67,107
Citigroup Mortgage Loan Trust Incorporated Series 2007-AHL1 Class A2A ±	0.27	12/25/2036	13,875	13,391
Citigroup/Deutsche Bank Commercial Mortgage Series 2005-CD1 Class AM	5.40	07/15/2044	97,000	99,757
Commercial Mortgage Pass-Through Certificate Series 2001-J2 Class B 144A	6.30	07/16/2034	151,000	150,703
Commercial Mortgage Pass-Through Certificate Series 2004-B4 Class A5	4.84	10/15/2037	332,000	346,330
Credit Suisse First Boston Mortgage Securities Corporation Series 2001-CK6 Class A3	6.39	08/15/2036	4,968	4,962
Credit Suisse First Boston Mortgage Securities Corporation Series 2002-CP3 Class A3	5.60	07/15/2035	26,523	26,939
Credit Suisse First Boston Mortgage Securities Corporation Series 2002-CP5 Class A2	4.94	12/15/2035	137,000	140,592
Credit Suisse First Boston Mortgage Securities Corporation Series 2003-C4 Class B	5.25	08/15/2036	74,000	77,037

4

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)

VT TOTAL RETURN BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)
Credit Suisse First Boston Mortgage Securities Corporation Series 2003-CPN1 Class B	4.72%	03/15/2035	$47,000	$47,185
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C1 Class A3	4.81	02/15/2038	102,497	104,171
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C2 Class A4	4.83	04/15/2037	146,000	153,998
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C3 Class A	4.73	07/15/2037	70,000	70,092
Credit Suisse First Boston Mortgage Securities Corporation Series 2006-C4 Class A3	5.47	09/15/2039	185,000	190,398
ESA Trust Series 2010-ESHA Class A 144A	2.95	11/05/2027	378,147	372,081
First Union National Bank Commercial Mortgage Series 2001-C4 Class B (l)	6.42	12/12/2033	111,000	110,882
GMAC Commercial Mortgage Securities Incorporated Series 2001-C2 Class A2	6.70	04/15/2034	3,854	3,848
GMAC Commercial Mortgage Securities Incorporated Series 2003-C2 Class D	5.65	05/10/2040	26,000	25,945
GMAC Commercial Mortgage Securities Incorporated Series 2006-C1 Class AM	5.29	11/10/2045	132,000	126,112
Greenwich Capital Commercial Funding Corporation Series 2005-GG5 Class A5	5.22	04/10/2037	249,000	264,493
GS Mortgage Securities Corporation II Series 2005-GG4 Class A4	4.76	07/10/2039	45,000	47,446
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	01/25/2051	278,946	294,201
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2001-CIB3 Class A3	6.47	11/15/2035	25,192	25,164
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2001-CIBC2 Class D	6.85	04/15/2035	59,000	58,855
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-C2 Class B	5.21	12/12/2034	30,000	30,211
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-C2 Class A2	5.05	12/12/2034	61,385	63,097
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-CIBC4 Class C	6.45	05/12/2034	67,000	66,962
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2003-C1 Class A1	4.28	01/12/2037	32,693	32,942
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2003-CB6 Class A1	4.39	07/12/2037	14,445	14,558
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2004-LN2 Class A2	5.12	07/15/2041	186,000	197,058
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP9 Class A1S	5.28	05/15/2047	12,420	12,425
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP9 Class A2	5.13	05/15/2047	41,935	42,780
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP9 Class A3	5.34	05/15/2047	341,000	352,353
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-C1 Class ASB	5.86	02/15/2051	57,000	60,844
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-LDPX Class A3	5.42	01/15/2049	74,000	76,780
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2009-IWST Class A2 144A	5.63	12/05/2027	115,000	125,609
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-A2 Class A2 144A	4.31	08/05/2032	189,000	188,341
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C1 Class A1 144A	3.85	06/15/2043	333,133	345,470
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-CNTR Class A1 144A	3.30	08/05/2032	92,491	92,938
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2011-C5 Class A3	4.17	08/15/2046	108,000	110,880
Lehman Brothers UBS Commercial Mortgage Trust Series 2002-C2 Class A4	5.59	06/15/2031	42,000	42,623
Lehman Brothers UBS Commercial Mortgage Trust Series 2002-C4 Class A4	4.56	09/15/2026	19,898	20,043

5

PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

VT TOTAL RETURN BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)
Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C7 Class A5	4.63%	10/15/2029	$51,000	$52,632
Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C2 Class A4	5.00	04/15/2030	146,000	148,082
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C1 Class A4	5.42	02/15/2040	145,000	153,140
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C1 Class AAB	5.40	02/15/2040	24,000	25,295
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C3 Class A3	6.13	07/15/2044	53,000	55,787
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C6 Class A3	5.93	07/15/2040	184,000	192,518
Merrill Lynch Mortgage Trust Series 2005-CIP1 Class A3A	4.95	07/12/2038	76,000	77,681
Merrill Lynch Mortgage Trust Series 2005-MKB2 Class A4	5.20	09/12/2042	114,000	121,646
Morgan Stanley Capital I Series 2004-TP13 Class A 3	4.39	09/13/2045	30,440	31,062
Morgan Stanley Capital I Series 2006-HQ8 Class AM	5.65	03/12/2044	49,000	48,505
Morgan Stanley Capital I Series 2006-IQ12 Class ANM	5.31	12/15/2043	113,897	113,708
Morgan Stanley Capital I Series 2007-HE2 Class A2A ±	0.27	01/25/2037	7,701	7,500
Morgan Stanley Capital I Series 2007-HQ13 Class A1	5.36	12/15/2044	44,976	45,058
Morgan Stanley Capital I Series 2011-C3 Class A2	3.22	07/15/2049	100,000	101,388
Morgan Stanley Dean Witter Capital I Series 2001-TOP3 Class A4	6.39	07/15/2033	7,670	7,662
Morgan Stanley Mortgage Loan Trust Series 2007-6XS Class 2A1S ±	0.34	02/25/2047	16,165	12,833
Nomura Asset Securities Corporation Series 1998-D6 Class A2	7.31	03/15/2030	128,000	135,773
Sequoia Mortgage Trust Series 2010-H1 Class A1 ±	3.75	02/25/2040	33,254	32,896
Sequoia Mortgage Trust Series 2011-1 Class A1	4.13	02/25/2041	43,399	43,165
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class A1	5.54	08/15/2039	5,998	6,000
US Bank NA Series 2007-1 Class A	5.92	05/25/2012	245,290	253,389
Wachovia Bank Commercial Mortgage Trust Series 2003-C7 Class A1 144A(l)	4.24	10/15/2035	14,533	14,563
Wachovia Bank Commercial Mortgage Trust Series 2003-C8 Class A3 (l)	4.45	11/15/2035	98,979	99,161

Total Non-Agency Mortgage Backed Securities (Cost $7,378,670)				7,396,008

Corporate Bonds and Notes: 13.28%

Consumer Discretionary: 1.19%

Media: 0.95%
Comcast Corporation	8.38	03/15/2013	158,000	173,611
NBC Universal Incorporated	2.88	04/01/2016	147,000	149,747
NBC Universal Incorporated	4.38	04/01/2021	75,000	77,149
News America Incorporated	6.15	03/01/2037	90,000	96,380
News America Incorporated	6.15	02/15/2041	18,000	19,088
Time Warner Cable Incorporated	5.50	09/01/2041	140,000	138,739
Time Warner Incorporated	4.75	03/29/2021	65,000	68,349
Time Warner Incorporated	6.25	03/29/2041	75,000	85,789

				808,852

Specialty Retail: 0.24%
Gap Incorporated	5.95	04/12/2021	220,000	207,208

Consumer Staples: 0.80%
Beverages: 0.36%
Pepsico Incorporated	2.50	05/10/2016	135,000	139,859
The Coca-Cola Company 144A	1.80	09/01/2016	170,000	170,611

				310,470

6

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)

VT TOTAL RETURN BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Food & Staples Retailing: 0.10%
Wal-Mart Stores Incorporated	5.63%	04/15/2041	$70,000	$86,486

Food Products: 0.17%
Kraft Foods Incorporated Class A	6.50	02/09/2040	115,000	140,940

Tobacco: 0.17%
Altria Group Incorporated	4.75	05/05/2021	68,000	70,440
Altria Group Incorporated	10.20	02/06/2039	50,000	72,625

				143,065

Energy: 1.94%

Oil, Gas & Consumable Fuels: 1.94%
Devon Energy Corporation	2.40	07/15/2016	145,000	147,044
El Paso Pipeline Partners Operating LLC	5.00	10/01/2021	50,000	50,162
El Paso Pipeline Partners Operating LLC	7.50	11/15/2040	55,000	64,310
Energen Corporation	4.63	09/01/2021	160,000	158,929
Energy Transfer Partners LP	9.00	04/15/2019	75,000	90,441
Enterprise Products Operating LLC	5.70	02/15/2042	15,000	15,825
Kerr-McGee Corporation	6.95	07/01/2024	190,000	222,439
Marathon Petroleum Corporation 144A	6.50	03/01/2041	65,000	70,295
MidAmerican Energy Holdings Company	6.50	09/15/2037	65,000	81,497
Newfield Exploration Company	5.75	01/30/2022	85,000	84,044
Plains All American Pipeline LP	6.65	01/15/2037	23,000	25,469
Pride International Incorporated	6.88	08/15/2020	60,000	69,322
Rockies Express Pipeline 144A	3.90	04/15/2015	194,000	198,932
TC Pipelines LP	4.65	06/15/2021	25,000	25,753
The Williams Companies Incorporated	7.88	09/01/2021	49,000	58,169
The Williams Companies Incorporated Series A	7.50	01/15/2031	75,000	87,912
Transcontinental Gas Pipe Line Corporation 144A	5.40	08/15/2041	15,000	15,847
Western Gas Partners LP	5.38	06/01/2021	195,000	195,642

				1,662,032

Financials: 5.57%

Capital Markets: 1.05%
Goldman Sachs Group Incorporated	3.63	02/07/2016	160,000	155,865
Goldman Sachs Group Incorporated	5.25	07/27/2021	95,000	93,854
Goldman Sachs Group Incorporated	6.00	06/15/2020	110,000	113,298
Goldman Sachs Group Incorporated	6.25	02/01/2041	60,000	58,484
Jefferies Group Incorporated	5.13	04/13/2018	75,000	70,310
Lazard Group LLC	6.85	06/15/2017	220,000	242,414
Lazard Group LLC	7.13	05/15/2015	150,000	165,751

				899,976

Consumer Finance: 0.78%
American Express Credit Corporation	2.80	09/19/2016	255,000	253,910
Capital One Financial Corporation	4.75	07/15/2021	170,000	170,531
Daimler Finance NA LLC 144A	1.88	09/15/2014	245,000	241,899

				666,340

Diversified Financial Services: 2.18%
ABB Treasury Center USA Incorporated 144A	2.50	06/15/2016	95,000	97,145
ABB Treasury Center USA Incorporated 144A	4.00	06/15/2021	95,000	95,688
American Express Credit Corporation ±	1.21	06/24/2014	45,000	44,569
Bank of America Corporation	3.75	07/12/2016	190,000	172,975
Bank of America Corporation	5.00	05/13/2021	225,000	201,016
Bank of America Corporation	6.00	09/01/2017	120,000	115,537

7

PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

VT TOTAL RETURN BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Diversified Financial Services (continued)
Citigroup Incorporated «	1.88%	10/22/2012	$370,000	$375,845
Citigroup Incorporated	3.95	06/15/2016	163,000	162,716
Citigroup Incorporated	5.38	08/09/2020	115,000	119,301
General Electric Capital Corporation	4.63	01/07/2021	205,000	213,064
General Electric Capital Corporation	6.88	01/10/2039	45,000	51,771
JPMorgan Chase & Company	5.60	07/15/2041	110,000	115,212
JPMorgan Chase & Company	6.80	10/01/2037	95,000	95,554

				1,860,393

Insurance: 0.89%
American International Group Incorporated Series AIG	4.25	09/15/2014	90,000	87,566
American International Group Incorporated Series MTN	5.85	01/16/2018	110,000	109,084
Berkshire Hathaway Incorporated	3.75	08/15/2021	164,000	166,581
CNA Financial Corporation	5.75	08/15/2021	85,000	85,892
CNA Financial Corporation	6.50	08/15/2016	50,000	53,748
Hartford Financial Services Group	5.50	03/30/2020	70,000	68,338
MetLife Incorporated	5.70	06/15/2035	45,000	48,220
Protective Life Corporation	8.45	10/15/2039	43,000	49,772
Prudential Financial Incorporated	5.63	05/12/2041	30,000	28,520
WR Berkley Corporation	5.38	09/15/2020	65,000	66,790

				764,511

REIT: 0.67%
HCP Incorporated	6.75	02/01/2041	50,000	53,746
Health Care Property Investors Incorporated	5.65	12/15/2013	150,000	157,564
Health Care REIT Incorporated	6.50	03/15/2041	50,000	47,540
Kilroy Realty LP	4.80	07/15/2018	110,000	106,230
Kilroy Realty LP	5.00	11/03/2015	40,000	41,546
Kilroy Realty LP	6.63	06/01/2020	55,000	59,846
SL Green Realty Corporation	5.00	08/15/2018	30,000	29,026
WEA Finance LLC 144A	4.63	05/10/2021	80,000	76,503

				572,001

Health Care: 0.78%

Biotechnology: 0.18%
Gilead Sciences Incorporated	4.50	04/01/2021	145,000	156,512

Health Care Equipment & Supplies: 0.14%
Boston Scientific Corporation	6.40	06/15/2016	105,000	117,429

Health Care Providers & Services: 0.28%
Coventry Health Care Incorporated	5.45	06/15/2021	40,000	43,253
Coventry Health Care Incorporated	5.95	03/15/2017	175,000	196,239
				239,492

Life Sciences Tools & Services: 0.18%
Life Technologies Corporation	5.00	01/15/2021	145,000	150,339

Industrials : 0.16%

Professional Services: 0.10%
Verisk Analytics Incorporated	5.80	05/01/2021	75,000	84,318

Road & Rail: 0.06%
BSNF Railway Company	5.75	05/01/2040	46,000	54,264

8

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)

VT TOTAL RETURN BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Information Technology : 0.18%

Computers & Peripherals: 0.07%
Hewlett Packard Company	3.00%	09/15/2016	$58,000	$58,524

Software: 0.11%
Adobe Systems Incorporated	4.75	02/01/2020	91,000	95,727

Materials: 0.25%
Chemicals: 0.25%
Dow Chemical Company	8.55	05/15/2019	164,000	210,312

Telecommunication Services: 0.74%
Diversified Telecommunication Services: 0.40%
AT&T Incorporated	5.55	08/15/2041	60,000	64,772
AT&T Incorporated	6.40	05/15/2038	45,000	52,357
CenturyLink Incorporated	7.60	09/15/2039	75,000	67,595
Citizens Communications Company	9.00	08/15/2031	35,000	29,838
Frontier Communications Corporation	8.25	04/15/2017	135,000	130,950

				345,512

Wireless Telecommunication Services: 0.34%
American Tower Corporation	4.50	01/15/2018	145,000	145,313
American Tower Corporation	5.05	09/01/2020	38,000	37,974
Verizon Wireless Capital LLC	8.50	11/15/2018	80,000	106,718

				290,005

Utilities: 1.67%
Electric Utilities: 0.69%
Ameren Corporation	8.88	05/15/2014	105,000	118,814
Cleveland Electric Illuminating Company	8.88	11/15/2018	110,000	148,923
Great Plains Energy Incorporated	4.85	06/01/2021	20,000	21,089
LG&E & KU Energy LLC 144A	4.38	10/01/2021	115,000	114,706
PPL Electric Utilities	3.00	09/15/2021	80,000	79,936
Progress Energy Incorporated	6.85	04/15/2012	85,000	87,681
Public Service Company of Colorado	4.75	08/15/2041	20,000	22,292

				593,441

Multi-Utilities: 0.98%
CMS Energy Corporation	2.75	05/15/2014	65,000	63,654
CMS Energy Corporation	5.05	02/15/2018	105,000	103,831
Dominion Resources Incorporated	4.90	08/01/2041	35,000	36,333
Dominion Resources Incorporated	8.88	01/15/2019	235,000	313,565
MidAmerican Energy Holdings	6.13	04/01/2036	30,000	36,022
Puget Energy Incorporated	6.00	09/01/2021	110,000	109,104
Sempra Energy	2.00	03/15/2014	175,000	176,873

				839,382

Total Corporate Bonds and Notes (Cost $11,147,698)				11,357,531

Municipal Bonds and Notes: 1.15%

California: 0.40%
California Build America Bonds (Tax Revenue)	7.60	11/01/2040	115,000	143,724

9

PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

VT TOTAL RETURN BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
Los Angeles CA Community College District Build America Bonds (Tax Revenue)	6.75%	08/01/2049	$90,000	$123,375
Los Angeles CA DW&P Build America Bonds (Utilities Revenue)	6.57	07/01/2045	55,000	70,943

				338,042

Illinois: 0.28%
Illinois (GO - State)	5.37	03/01/2017	75,000	79,167
Illinois (GO - State)	5.67	03/01/2018	75,000	79,912
Illinois (GO - State)	5.88	03/01/2019	75,000	80,182

				239,261

Nevada: 0.13%
Clark County NV Airport Authority (Airport Revenue)	6.82	07/01/2045	90,000	113,929

New Jersey : 0.18%
New Jersey State Turnpike Authority (Transportation Revenue)	7.10	01/01/2041	115,000	156,823

Texas: 0.16%
North Texas Tollway Authority (Transportation Revenue)	6.72	01/01/2049	103,000	131,493

Total Municipal Bonds and Notes (Cost $816,160)				979,548

US Treasury Securities: 20.59%
US Treasury Bond ##	3.75	08/15/2041	344,000	402,050
US Treasury Bond ##	4.38	05/15/2040	545,000	703,644
US Treasury Bond ##	4.38	05/15/2041	581,000	752,941
US Treasury Bond ##	4.50	02/15/2036	655,000	850,579
US Treasury Bond ##	4.75	02/15/2041	499,000	684,176
US Treasury Bond ##	8.00	11/15/2021	173,000	270,610
US Treasury Note ##	0.38	06/30/2013	445,000	446,041
US Treasury Note ##	0.25	09/15/2014	343,000	341,474
US Treasury Note ##	0.38	07/31/2013	149,000	149,343
US Treasury Note ##	0.63	07/15/2014	759,000	763,979
US Treasury Note ##	1.00	08/31/2016	3,584,000	3,595,469
US Treasury Note ##	1.00	09/30/2016	2,575,000	2,581,035
US Treasury Note ##	1.25	09/30/2018	233,000	232,126
US Treasury Note ##	1.50	06/30/2016	592,000	608,836
US Treasury Note ##	1.50	07/31/2016	1,792,000	1,841,423
US Treasury Note ##	1.50	08/31/2018	400,000	402,438
US Treasury Note ##	2.13	08/15/2021	1,964,000	2,002,062
US Treasury Note	3.13	05/15/2021	876,000	973,867
Total US Treasury Securities (Cost $17,050,095)				17,602,093

Yankee Corporate Bonds and Notes: 4.42%

Consumer Discretionary : 0.10%

Media: 0.10%
Thomson Reuters Corporation	5.95	07/15/2013	80,000	86,444

10

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)

VT TOTAL RETURN BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Consumer Staples: 0.20%

Beverages: 0.20%
Pernod Ricard SA 144A	5.75%	04/07/2021	$160,000	$175,615

Energy: 0.24%

Oil, Gas & Consumable Fuels: 0.24%
Husky Energy Incorporated	7.25	12/15/2019	77,000	94,459
Talisman Energy Incorporated	7.75	06/01/2019	90,000	110,666

				205,125

Financials: 2.54%
Commercial Banks: 1.55%
Bank of Nova Scotia 144A	2.15	08/03/2016	200,000	203,565
HSBC Holdings plc	5.10	04/05/2021	125,000	128,902
Itau Unibanco Holding SA 144A	6.20	04/15/2020	105,000	106,188
Korea Development Bank	3.25	03/09/2016	199,000	191,952
Lloyds TSB Bank plc	6.38	01/21/2021	90,000	88,850
Rabobank Nederland NV	5.25	05/24/2041	157,000	172,546
Standard Chartered plc 144A	3.20	05/12/2016	190,000	188,525
Swedish Export Credit Corporation	3.25	09/16/2014	233,000	247,543

				1,328,071

Diversified Financial Services: 0.51%
Caisse Centrale Desjardins du Quebec 144A	2.55	03/24/2016	250,000	259,703
Credit Suisse New York	6.00	02/15/2018	130,000	132,053
Xl Group Limited	5.75	10/01/2021	45,000	44,935

				436,691

Thrifts & Mortgage Finance: 0.48%
Achmea Hypotheekbank NV 144A	3.20	11/03/2014	385,000	407,212

Materials: 0.19%
Metals & Mining: 0.19%
ArcelorMittal	5.50	03/01/2021	58,000	52,041
Teck Resources Limited	6.25	07/15/2041	102,000	107,232

				159,273

Telecommunication Services: 0.57%
Diversified Telecommunication Services: 0.34%
Hutchison Whampoa International Limited 144A	5.75	09/11/2019	100,000	107,513
Telemar Norte Leste SAU 144A	5.50	10/23/2020	190,000	180,500

				288,013

Wireless Telecommunication Services: 0.23%
America Movil SAB SA	6.13	03/30/2040	100,000	104,000
Telefonica Moviles Chile 144A	2.88	11/09/2015	100,000	95,667

				199,667

11

PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

VT TOTAL RETURN BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Utilities: 0.58%

Electric Utilities: 0.51%
Electricite de France SA 144A	4.60%	01/27/2020	$23,000	$24,117
Hydro Quebec	2.00	06/30/2016	205,000	209,355
Korea Hydro & Nuclear Power Company Limited 144A	3.13	09/16/2015	100,000	97,786
PPL WEM Holdings plc 144A	3.90	05/01/2016	95,000	99,650

				430,908

Multi-Utilities: 0.07%
National Grid plc	6.30	08/01/2016	55,000	63,268

Total Yankee Corporate Bonds and Notes (Cost $3,722,684)				3,780,287

Yankee Government Bonds: 0.91%
Province of Quebec	2.75	08/25/2021	140,000	138,930
Republic of Chile	3.25	09/14/2021	115,000	112,136
Republic of Hungary	7.63	03/29/2041	24,000	23,400
State of Qatar 144A	4.00	01/20/2015	230,000	242,075
United Mexican States	5.13	01/15/2020	97,000	105,003
United Mexican States	5.75	10/12/2049	160,000	157,600
Total Yankee Government Bonds (Cost $775,551)				779,144

Other: 0.49%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)			237,746	89,226
VFNC Corporation, Pass-Through Entity, 0.24% (a)±144A(i)(v)			651,203	332,113
Total Other (Cost $182,266)				421,339

	Yield		Shares
Short-Term Investments: 5.36%
Investment Companies: 5.36%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)##(u)	0.06%		4,531,265	4,531,265
Wells Fargo Securities Lending Cash Investments, LLC (l)(v)(u)(r)	0.20		47,634	47,634

Total Short-Term Investments (Cost $4,578,899)				4,578,899

Total Investments in Securities (Cost $99,681,578)*	118.94%			101,688,478
Other Assets and Liabilities, Net	(18.94)			(16,189,632)

Total Net Assets	100.00%			$85,498,846

Security Name	Interest Rate		Principal
Schedule of TBA Sale Commitments: (1.00%)
FNMA %%	4.50%	03/25/2039	$(200,000)	$(212,219)
FNMA %%	4.50	04/25/2039	(300,000)	(317,531)
FNMA %%	5.00	09/25/2036	(300,000)	(321,891)
Total Schedule of TBA Sale Commitments (Proceeds Received $(853,152))				$(851,641)

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
%%	Security issued on a when-issued (TBA) basis.
±	Variable rate investment.

12

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS	PORTFOLIO OF INVESTMENTS — September 30, 2011 (UNAUDITED)

VT TOTAL RETURN BOND FUND

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate. The total cost of affiliated investments is $4,755,868
«	All or a portion of this security is on loan.
##	All or a portion of this security has been segregated for when-issued, delayed delivery securities and/or unfunded loans.
(i)	Illiquid security
(v)	Security represents investment of cash collateral received from securities on loan.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $99,718,419 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,308,846
Gross unrealized depreciation	(338,787)
Net unrealized appreciation	$1,970,059

13

WELLS FARGO ADVANTAGE VARIABLE TRUST TOTAL RETURN BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage VT Total Return Bond Fund (the “Fund”).

Securities valuation

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating fund’s percentage ownership of the joint account as of such date.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Short sales

The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.

The Fund records the proceeds as a liability which is marked-to-market daily based upon quotations from an independent pricing service or from brokers, which use prices provided by market makers, and any change in value is recorded as an unrealized gain or loss. Any interest or dividends accrued on such borrowed securities during the period of the loan are recorded as an expense on the Statement of Operations. To borrow the security, the Fund may be required to pay a premium, which would decrease the proceeds of the security sold. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received. Until the short sale is closed or the borrowed security is replaced, the Fund maintains a segregated account of cash or liquid securities, the dollar value of which is at least equal to the market value of the security at the time of the short sale.

TBA sale commitments

The Fund may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Mortgage dollar roll transactions

The Fund may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for the dollar roll transactions as purchases and sales.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency securities	$0	$49,362,355	$0	$49,362,355
Asset-backed securities	0	5,431,274	0	5,431,274
Corporate bonds and notes	0	11,357,531	0	11,357,531
Municipal bonds and notes	0	979,548	0	979,548
Non-agency mortgage backed securities	0	7,396,008	0	7,396,008
U.S. Treasury securities	17,602,093	0	0	17,602,093
Yankee corporate bonds and notes	0	3,780,287	0	3,780,287
Yankee government bonds	0	779,144	0	779,144
Other	0	0	421,339	421,339

Short-term investments
Investment companies	4,531,265	47,634	0	4,578,899

	$22,133,358	$79,133,781	$421,339	$101,688,478

As of September 30, 2011, the inputs used in valuing TBA sale commitments, which are carried at their value, were as follow:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in securities sold short	$0	$(851,641)	$0	$(851,641)

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended September 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency securities	Mortgage-backed securities	Other	Total
Balance as of December 31, 2010	$603,883	$272,078	$553,059	$1,429,020
Accrued discounts (premiums)	0	(14)	0	(14)
Realized gains (losses)	0	8,156	0	8,156
Change in unrealized gains (losses)	(189)	(5,453)	37,759	32,117
Purchases	0	107,226	0	107,226
Sales	(603,694)	(381,993)	(169,479)	(1,155,166)
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	0	0	0

Balance as of September 30, 2011	$0	$0	$421,339	$421,339

Change in unrealized gains (losses) relating to securities still held at September 30, 2011	$0	$0	$(39,906)	$(39,906)

The following is a list of common abbreviations for terms and entities which may have appeared in the portfolio of investments.

ACB — Agricultural Credit Bank

ADR — American Depository Receipt

ADS — American Depository Shares

AGC-ICC — Assured Guaranty Corporation - Insured Custody Certificates

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

AUD — Australian Dollar

BAN — Bond Anticipation Notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazil Real

CAB — Capital Appreciation Bond

CAD — Canadian Dollar

CCAB — Convertible Capital Appreciation Bond

CDA — Community Development Authority

CDO — Collateralized Debt Obligation

CHF — Swiss Franc

COP — Certificate of Participation

CR — Custody Receipts

DKK — Danish Krone

DRIVER — Derivative Inverse Tax-Exempt Receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-Traded Fund

EUR — Euro

FFCB — Federal Farm Credit Bank

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Authority

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British Pound

GDR — Global Depository Receipt

GNMA — Government National Mortgage Association

GO — General Obligation

HCFR — Healthcare Facilities Revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher Education Facilities Authority Revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong Dollar

HUF — Hungarian Forint

IBC — Insured Bond Certificate

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial Development Revenue

IEP — Irish Pound

JPY — Japanese Yen

KRW — Republic of Korea Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LLP — Limited Liability Partnership

LOC — Letter of Credit

LP — Limited Partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multi-Family Housing Revenue

MTN — Medium Term Note

MUD — Municipal Utility District

MXN — Mexican Peso

MYR — Malaysian Ringgit

NATL-RE — National Public Finance Guarantee Corporation

NOK — Norwegian Krone

NZD — New Zealand Dollar

PCFA — Pollution Control Finance Authority

PCR — Pollution Control Revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable Floating Option Tax-Exempt Receipts

plc — Public Limited Company

PLN — Polish Zloty

PUTTER — Puttable Tax-Exempt Receipts

R&D — Research & Development

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real Estate Investment Trust

ROC — Reset Option Certificates

SAVRS — Select Auction Variable Rate Securities

SBA — Small Business Authority

SEK — Swedish Krona

SFHR — Single Family Housing Revenue

SFMR — Single Family Mortgage Revenue

SGD — Singapore Dollar

SKK — Slovakian Koruna

SPDR — Standard & Poor’s Depositary Receipts

TAN — Tax Anticipation Notes

TBA — To Be Announced

TIPS — Treasury Inflation-Protected Securities

TRAN — Tax Revenue Anticipation Notes

TCR — Transferable Custody Receipts

TRY — Turkish Lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

XLCA — XL Capital Assurance

ZAR — South African Rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Variable Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Variable Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch President

Date:	November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Variable Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch President

Date:	November 23, 2011

By:	/s/ Kasey L. Phillips

Kasey L. Phillips Treasurer

Date:	November 23, 2011